                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-3178

                          RIVERSOURCE BOND SERIES, INC.
               (Exact name of registrant as specified in charter)

        50606 Ameriprise Financial Center, Minneapolis, Minnesota 55474
              (Address of principal executive offices) (Zip code)

   Scott R. Plummer - 5228 Ameriprise Financial Center, Minneapolis, MN 55474
                    (Name and address of agent for service)

Registrant's telephone number, including area code: (612) 671-1947

Date of fiscal year end: 7/31

Date of reporting period: 10/31

                            PORTFOLIO OF INVESTMENTS

                                       FOR

                         RIVERSOURCE FLOATING RATE FUND

                                AT OCT. 31, 2008



OCT. 31, 2008 (UNAUDITED)

(Percentages represent value of investments compared to net assets)



INVESTMENTS IN SECURITIES





SENIOR LOANS (90.9%)(i)
                                    COUPON           PRINCIPAL
BORROWER                             RATE              AMOUNT                VALUE(a)
AEROSPACE & DEFENSE (1.4%)
AxleTech Intl
 2nd Lien Term Loan
 04-21-13                               10.39%         $500,000              $385,000
AxleTech Intl
 Tranche B Term Loan
 TBD                                      TBD           360,714(g,h)          277,750
 10-19-15                           5.00-6.05         1,000,000               770,000
Spirit AeroSystems
 Tranche B Term Loan
 TBD                                      TBD           997,462(g,h)          797,970
 09-30-13                                6.50         1,004,500               803,600
TransDigm
 Term Loan
 06-23-13                                5.21           800,000               594,000
Wesco Aircraft Hardware
 1st Lien Term Loan
 09-29-13                                5.37           778,000               606,840
Wesco Aircraft Hardware
 2nd Lien Term Loan
 03-28-14                                8.87           775,000               581,250
                                                                          -----------
Total                                                                       4,816,410
-------------------------------------------------------------------------------------


AIRLINES (1.4%)
Delta Airlines
 2nd Lien Term Loan
 04-30-14                                6.75         1,802,188               955,159
Delta Airlines
 Synthetic Revolver Term Loan
 04-30-12                           2.15-5.00             1,782(k)              1,122
 04-30-12                           2.15-5.00         2,275,218             1,433,389
United Airlines
 Term Loan
 02-01-14                           5.25-6.63         1,944,861             1,084,960
US Airways
 Term Loan
 03-23-14                                5.72         2,109,000             1,086,135
                                                                          -----------
Total                                                                       4,560,765
-------------------------------------------------------------------------------------


AUTOMOTIVE (3.5%)
Delphi
 Debtor In Possession
 Tranche B Term Loan
 12-31-08                                7.25           425,000(j)            359,656
Delphi
 Debtor In Possession
 Tranche C Term Loan
 12-31-08                                8.50         3,275,000(j)          1,981,718
Goodyear Engineered Product
 1st Lien Term Loan
 07-31-14                                5.50         1,039,500               727,650
Goodyear Engineered Product
 Delayed Draw Term Loan
 07-31-14                                5.50           148,875               104,213
Goodyear Tire & Rubber
 2nd Lien Term Loan
 04-30-14                                4.78         3,350,000             2,358,969
Mark IV
 2nd Lien Term Loan
 12-31-11                         11.64-12.21           988,178                98,818
Mark IV
 Tranche B Term Loan
 06-21-11                           7.65-8.48         1,226,044               398,464
Metaldyne
 Synthetic Letter of Credit
 01-11-12                                3.90            17,364(k)              8,277
 01-11-12                           3.90-8.31           286,803               136,710
Metaldyne
 Term Loan
 01-11-14                                7.88         2,068,333               985,912
Motorsports Aftermarket
 Tranche B Term Loan
 11-30-13                                6.31         1,252,688               751,613
Oshkosh Truck
 Tranche B Term Loan
 12-06-13                           4.32-6.09         2,236,266             1,539,669
Plastech Engineered Products
 1st Lien Term Loan
 02-12-13                                9.88           240,910                59,023
TRW Automotive Acquisition
 Tranche B1 Term Loan
 02-09-14                           4.63-5.81         1,298,463             1,003,062
Visteon
 Term Loan
 06-13-13                                7.75         1,250,000               493,750
 12-13-13                                6.10         1,125,000               480,004
                                                                          -----------
Total                                                                      11,487,508
-------------------------------------------------------------------------------------


BANKING (0.2%)
Ashtead Group
 Term Loan
 08-31-11                                4.56           866,400               736,440
-------------------------------------------------------------------------------------


CHEMICALS (4.9%)
Brenntag
 Acquisition Term Loan
 01-18-14                                5.07           142,364(c)            101,078
Brenntag
 Tranche B2 Term Loan
 01-18-14                                5.07           582,636(c)            413,672
Celanese
 Credit Linked Deposit
 04-02-13                                3.93           600,000(c)            480,666
Cognis Deutschland
 Tranche C 1st Lien Term Loan
 09-04-13                                4.81         3,050,000(c)          1,890,999
Hercules
 Tranche B Term Loan
 10-08-10                                4.50         1,323,077             1,217,231
Hexion Specialty Chemicals
 Tranche C1 Term Loan
 05-05-13                                6.19           849,755               587,181
Hexion Specialty Chemicals
 Tranche C2 Term Loan
 05-05-13                                6.06           184,591               127,552
Hexion Specialty Chemicals
 Tranche C4 Term Loan
 05-05-13                                5.06         1,445,500               998,841
Huntsman Intl LLC
 Tranche B Term Loan
 04-19-14                                4.97         2,011,227             1,751,033
Ineos Group
 Tranche A4 Term Loan
 12-16-12                           5.73-5.95         1,807,779(c)          1,054,532
INVISTA
 Tranche B1 Term Loan
 04-29-11                                4.92         1,617,243             1,293,794
INVISTA
 Tranche B2 Term Loan
 04-29-11                                4.92           483,767               391,852
ISP Chemical
 Tranche B Term Loan
 06-04-14                           4.31-6.13           877,870               684,739
Lyondell Chemical
 Tranche B2 Term Loan
 12-20-14                                8.04         1,940,250             1,146,571
MacDermid
 Tranche B Term Loan
 04-12-14                                5.76           882,827               591,494


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
1  RIVERSOURCE FLOATING RATE FUND -- PORTFOLIO OF INVESTMENTS AT OCT. 31, 2008

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

SENIOR LOANS (CONTINUED)
                                    COUPON           PRINCIPAL
BORROWER                             RATE              AMOUNT                VALUE(a)
CHEMICALS (CONT.)
Millenium Chemicals
 1st Lien Term Loan
 05-15-14                                6.01%       $1,290,250              $793,504
Millenium Chemicals
 2nd Lien Term Loan
 TBD                                      TBD           275,000(g,h)          141,625
 11-15-14                                8.55           825,000               424,875
PQ
 1st Lien Term Loan
 07-30-14                           6.72-7.02           748,125               512,466
Rockwood Specialties Group
 Tranche E Term Loan
 07-30-12                                4.62         1,062,459               855,280
Univar
 Tranche B Term Loan
 10-10-14                                6.76         1,240,625(c)            930,142
                                                                          -----------
Total                                                                      16,389,127
-------------------------------------------------------------------------------------


CONSTRUCTION MACHINERY (1.4%)
Flowserve
 Tranche B Term Loan
 08-10-12                           5.25-5.31         2,856,481             2,542,269
Manitowoc
 Tranche B Term Loan
 TBD                                      TBD           700,000(g,h,k)        547,750
Nacco Materials
 Delayed Draw Term Loan
 03-21-13                           4.80-5.70           977,500               674,475
Xerium Technologies
 Tranche B Term Loan
 05-30-12                                9.26         1,193,773               835,641
                                                                          -----------
Total                                                                       4,600,135
-------------------------------------------------------------------------------------


CONSUMER PRODUCTS (3.4%)
Amscan
 Term Loan
 05-25-13                           5.06-5.49         2,291,359             1,810,174
Central Garden & Pet
 Tranche B Term Loan
 09-30-12                           4.62-4.76           706,159               444,880
Chattem
 Tranche B Term Loan
 12-21-12                           6.43-6.57           519,583               436,450
Fender Musical Instruments
 Delayed Draw Term Loan
 06-09-14                                6.02           815,041               489,025
Fender Musical Instruments
 Tranche B Term Loan
 06-09-14                                5.17         1,613,741               968,245
Jarden
 Tranche B Term Loan
 01-24-12                                5.51         1,569,486             1,237,273
Jarden
 Tranche B3 Term Loan
 01-24-12                                6.26         1,492,445             1,242,461
Simmons
 Tranche D Term Loan
 12-19-11                           4.88-6.50         1,628,487             1,139,941
Spectrum Brands
 Letter of Credit
 03-30-14                                3.57            66,452                44,594
Visant
 Tranche C Term Loan
 12-21-11                                5.17         3,594,846             2,875,876
Weight Watchers Intl
 Tranche B Term Loan
 01-26-14                                5.69           589,500               489,285
                                                                          -----------
Total                                                                      11,178,204
-------------------------------------------------------------------------------------


DIVERSIFIED MANUFACTURING (4.9%)
Alixpartners LLC
 Tranche B Term Loan
 10-12-13                           5.00-6.75         2,096,756(m)          1,635,469
Contech Constructions Products
 Term Loan
 01-31-13                                5.00         2,165,843             1,321,164
Foamex Intl
 Tranche B 1st Lien Term Loan
 02-12-13                           6.25-8.07         2,136,167               854,467
Generac
 1st Lien Term Loan
 11-09-13                                6.65           881,151               553,363
Generac
 2nd Lien Term Loan
 05-09-13                               10.15           650,000               216,821
GenTek
 Term Loan
 02-28-11                           4.82-6.82         1,190,597               916,760
GPX Intl Tire
 Term Loan
 04-06-12                                9.81           620,819               465,614
Hillman Group
 Tranche B Term Loan
 03-31-11                                5.81         1,754,096             1,648,850
Johnson Diversey
 Delayed Draw Term Loan
 12-16-10                                4.79           237,058               189,647
Johnson Diversey
 Tranche B Term Loan
 12-16-11                                4.79         1,316,827             1,053,461
New Customer Service
 Term Loan
 05-22-14                           5.30-7.02         2,088,910             1,524,904
Rexnord Holdings
 Tranche B2 Term Loan
 07-19-13                                5.76         1,293,198             1,034,558
Rexnord Holdings
 Tranche B Term Loan
 07-21-13                           5.50-7.00         1,448,361             1,158,689
RSC Holding III
 2nd Lien Term Loan
 11-21-13                           7.61-7.71         1,412,617               861,697
Sensus Metering Systems
 Tranche B1 Term Loan
 12-17-10                           4.81-5.00         1,801,566             1,621,409
Wire Rope Corp of America
 Term Loan
 02-07-14                                6.01         1,577,371             1,277,671
                                                                          -----------
Total                                                                      16,334,544
-------------------------------------------------------------------------------------


ELECTRIC (4.3%)
AES
 Term Loan
 08-10-11                           5.06-5.10         1,571,429             1,296,429
ANP Funding I LLC
 Tranche A Term Loan
 07-29-10                                7.65           149,172               134,814
Bicent Power
 Tranche B 1st Lien Term Loan
 06-30-14                                5.77           112,296                90,960
Calpine
 Term Loan
 03-29-14                                6.65           813,704               648,677
Coleto Creek Power LP
 2nd Lien Term Loan
 06-28-13                                7.76           684,250               415,114
Dynegy Holdings
 Letter of Credit
 04-02-13                                4.62         1,663,993             1,256,315
Energy Future Holdings
 Tranche B2 Term Loan
 10-10-14                           6.30-7.64         1,308,686             1,024,636
La Paloma Generating LLC
 1st Lien Synthetic Letter of Credit
 08-16-12                                3.02           137,193                95,863
La Paloma Generating LLC
 2nd Lien Term Loan
 08-16-13                                7.26         1,777,778             1,151,111
La Paloma Generating LLC
 Delayed Draw Term Loan
 08-16-12                                5.51            61,363                42,877
La Paloma Generating LLC
 Acquisition Term Loan
 08-16-12                                5.51           770,470               538,366
NE Energy
 2nd Lien Term Loan
 05-01-14                                7.71         1,000,000               790,000
NE Energy
 Synthetic Letter of Credit
 11-01-13                                6.31           179,675               148,232
NE Energy
 Tranche B Term Loan
 11-01-13                                5.75         1,394,490             1,150,455
NRG Energy
 Credit Linked Deposit
 12-09-13                                3.56         1,360,456             1,187,311
TPF Generating Holding
 1st Lien Term Loan
 12-15-13                                5.76           573,324               477,292
TPF Generating Holding
 2nd Lien Term Loan
 12-15-14                                8.01         2,525,000             1,666,500
TPF Generating Holding
 Synthetic Letter of Credit
 12-15-13                                2.70           120,434               100,261
TPF Generating Holding
 Synthetic Revolver Term Loan
 12-15-13                                2.70            37,754                31,430


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
2  RIVERSOURCE FLOATING RATE FUND -- PORTFOLIO OF INVESTMENTS AT OCT. 31, 2008

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

SENIOR LOANS (CONTINUED)
                                    COUPON           PRINCIPAL
BORROWER                             RATE              AMOUNT                VALUE(a)
ELECTRIC (CONT.)
USPF Holdings LLC
 Term Loan
 04-11-14                                6.26%       $2,521,822(m)         $2,017,457
                                                                          -----------
Total                                                                      14,264,100
-------------------------------------------------------------------------------------


ENTERTAINMENT (3.2%)
24 Hour Fitness
 Tranche B Term Loan
 06-08-12                           5.62-6.71           893,130               651,985
AMF Bowling Worldwide
 Tranche B 1st Lien Term Loan
 06-12-13                           5.32-6.26         1,259,063               692,484
Cinemark USA
 Term Loan
 10-05-13                           4.56-4.93         3,069,165             2,323,602
Hit Entertainment
 2nd Lien Term Loan
 02-26-13                                8.30           500,000               260,000
Hit Entertainment
 2nd Lien Tranche C Term Loan
 TBD                                      TBD           800,000(g,h)          416,000
Hit Entertainment
 Term Loan
 TBD                                      TBD         1,089,420(g,h)          675,440
 06-12-14                                4.80         1,482,610               919,218
MGM Holdings II
 Tranche B1 Term Loan
 04-08-12                                7.01         2,807,250             1,322,215
Natl CineMedia
 Term Loan
 02-13-15                                4.57           875,000               596,750
Regal Cinemas
 Term Loan
 11-10-10                                5.26           954,254               706,826
Six Flags Premier Parks
 Tranche B Term Loan
 04-30-15                           5.53-6.14         1,989,713             1,275,068
Universal City Development
 Term Loan
 06-09-11                           6.00-7.82           575,000               488,750
Warner Music Group
 Term Loan
 02-28-11                           4.81-5.83           381,792               305,117
                                                                          -----------
Total                                                                      10,633,455
-------------------------------------------------------------------------------------


ENVIRONMENTAL (0.4%)
Allied Waste North America
 Tranche A Credit Linked Deposit
 03-28-14                                3.83           291,827               278,453
Allied Waste North America
 Tranche B Term Loan
 03-28-14                           4.06-5.55           505,150               480,797
EnviroSolutions Real Property
 Term Loan
 07-15-12                               12.04           700,450               455,292
                                                                          -----------
Total                                                                       1,214,542
-------------------------------------------------------------------------------------


FOOD AND BEVERAGE (2.4%)
Advance Food
 1st Lien Term Loan
 03-15-14                                5.52           881,028               546,237
Advance Food
 Delayed Draw Term Loan
 03-15-14                                5.52            76,092                47,177
Aramark
 Letter of Credit
 01-26-14                                1.88            30,194                25,225
Aramark
 Term Loan
 01-26-14                                5.64           475,271               397,065
B&G Foods
 Tranche C Term Loan
 02-26-13                                4.81           621,739(m)            500,500
Bolthouse Farms
 1st Lien Term Loan
 12-16-12                                6.19           486,250               399,941
Bumble Bee Seafoods LLC
 Tranche B Term Loan
 05-02-12                           5.05-6.89         2,000,000             1,850,001
Dean Foods
 Tranche B Term Loan
 04-02-14                           4.62-5.27           578,532               432,886
Fresh Start Bakeries
 2nd Lien Term Loan
 03-29-14                                9.56           525,000               357,000
Fresh Start Bakeries
 Term Loan
 09-30-13                           5.06-6.06           495,000               376,200
Michael Foods
 Tranche B1 Term Loan
 11-21-10                           4.85-5.19         1,296,876             1,128,282
OSI Group LLC
 Term Loan
 09-15-11                                5.76         1,340,937             1,314,118
Wrigley
 Tranche B Term Loan
 10-06-14                                7.75           775,000               733,832
                                                                          -----------
Total                                                                       8,108,464
-------------------------------------------------------------------------------------


GAMING (6.3%)
Cannery Casino Resorts LLC
 1st Lien Delayed Draw Term Loan
 05-18-13                           5.05-6.01           830,315               768,041
Cannery Casino Resorts LLC
 1st Lien Term Loan
 05-18-12                                5.06         1,006,939               931,419
Cannery Casino Resorts LLC
 2nd Lien Term Loan
 05-18-13                                7.06         1,000,000               820,000
CCM Merger
 Tranche B 1st Lien Term Loan
 07-13-12                           4.81-5.48         2,156,075             1,293,645
Fontainebleau Las Vegas
 Delayed Draw Term Loan
 TBD                                      TBD           733,333(g,h,k)        337,333
Fontainebleau Las Vegas
 Tranche B Term Loan
 06-06-14                                6.07         1,466,667               674,667
Golden Nugget
 1st Lien Term Loan
 06-30-14                           5.22-5.26         1,081,818               519,273
Golden Nugget
 2nd Lien Term Loan
 06-30-14                                6.51         2,025,000               708,750
Golden Nugget
 Delayed Draw Term Loan
 TBD                                      TBD           412,121(g,h,k)        197,818
 06-30-14                           5.76-6.10           206,061                98,909
Greektown Casino LLC
 Incremental Tranche B Term Loan
 12-03-12                                7.75           252,335               173,102
Greektown Casino LLC
 Tranche B Term Loan
 12-03-12                                7.75           348,951               239,380
Greektown Holdings LLC
 Debtor In Possession
 Delayed Draw Term Loan
 TBD                                      TBD         2,595,944(g,h,j,k)    2,440,187
 12-03-12                           1.00-9.25         3,754,056(j)          3,528,813
Green Valley Ranch Gaming
 1st Lien Term Loan
 02-16-14                                5.00           806,341               423,329
Green Valley Ranch Gaming
 2nd Lien Term Loan
 08-16-14                                6.25         1,400,000               560,000
Greenwood Racing
 Term Loan
 11-28-11                                5.43         1,007,063               730,120
Herbst Gaming
 Delayed Draw Term Loan
 12-02-11                           9.13-9.75           801,223               380,581
Herbst Gaming
 Tranche B Term Loan
 12-02-11                           9.13-9.75         1,373,719               652,516
Penn Natl Gaming
 Tranche A Term Loan
 10-03-11                                4.72           446,512               369,712
Penn Natl Gaming
 Tranche B Term Loan
 10-03-12                           4.55-5.29           486,216               407,726
Seminole Tribe of Florida
 Tranche B1 Delayed Draw Term Loan
 03-05-14                           4.81-5.31           469,296               378,957
Seminole Tribe of Florida
 Tranche B2 Delayed Draw Term Loan
 03-05-14                                5.31         1,689,727             1,364,455
Seminole Tribe of Florida
 Tranche B3 Delayed Draw Term Loan
 03-05-14                                5.31         1,554,015             1,254,867
Venetian Casino Resort
 Tranche 1 Delayed Draw Term Loan
 05-23-14                                5.52           392,881               223,156
Venetian Casino Resort
 Tranche B Term Loan
 05-23-14                                5.52         1,223,836               695,139
Venetian Macao
 Tranche B Term Loan
 05-25-13                                6.02         1,250,000               791,250
                                                                          -----------
Total                                                                      20,963,145
-------------------------------------------------------------------------------------




See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
3  RIVERSOURCE FLOATING RATE FUND -- PORTFOLIO OF INVESTMENTS AT OCT. 31, 2008

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

SENIOR LOANS (CONTINUED)
                                    COUPON           PRINCIPAL
BORROWER                             RATE              AMOUNT                VALUE(a)


GAS PIPELINES (0.6%)
Calumet Lubricants
 Credit Linked Deposit
 01-03-15                                4.00%         $195,402              $123,103
Calumet Lubricants
 Term Loan
 01-03-15                                6.80         1,465,850               923,485
CGG -- Compagnie Generale de Geophysique-Volnay
 Term Loan
 01-12-14                           4.81-5.43         1,191,375(c)            954,590
                                                                          -----------
Total                                                                       2,001,178
-------------------------------------------------------------------------------------


HEALTH CARE (8.5%)
AGA Medical
 Tranche B Term Loan
 04-28-13                           4.69-5.10         1,695,797(m)          1,356,638
AMN Healthcare Services
 Tranche B Term Loan
 11-02-11                                5.51           697,753               600,067
Biomet
 Term Loan
 09-25-13                                6.76           462,769               397,838
Capella Healthcare
 1st Lien Term Loan
 03-02-15                                8.50         1,119,375               929,081
Carestream Health
 1st Lien Term Loan
 04-30-13                           5.42-5.70         4,201,987             2,684,019
CHG Healthcare Services
 2nd Lien Term Loan
 12-20-12                                9.24           525,000               388,500
CHG Healthcare Services
 Synthetic Letter of Credit
 12-20-13                                3.63           155,000               127,100
CHG Healthcare Services
 Term Loan
 01-08-13                           5.50-5.74           609,150               475,137
Emdeon Business Services LLC
 1st Lien Term Loan
 11-16-13                                5.76         1,767,684             1,290,409
Emdeon Business Services LLC
 2nd Lien Term Loan
 05-16-14                                8.76           975,000               633,750
Hanger Orthopedics Group
 Tranche B Term Loan
 09-30-09                                5.18         1,212,307               933,476
HCA
 Tranche B Term Loan
 11-17-13                                6.01         2,090,651             1,724,411
Health Management Associates
 Tranche B Term Loan
 TBD                                      TBD         2,100,000(g,h)        1,462,125
 02-28-14                                5.51         1,274,013               887,031
Healthcare Partners
 Tranche B Term Loan
 10-31-13                                5.51           683,292               570,549
IASIS Healthcare
 Delayed Draw Term Loan
 03-14-14                                5.12           870,765               698,789
IASIS Healthcare
 Letter of Credit
 03-14-14                                2.48           226,460               181,734
IASIS Healthcare
 Tranche B Term Loan
 03-14-14                                5.12         2,516,808             2,019,738
Invacare
 Tranche B Term Loan
 02-12-13                           5.37-5.67           466,900               394,531
inVentiv Health
 Tranche B Term Loan
 10-05-11                                5.52           931,071               740,202
Inverness Medical
 1st Lien Term Loan
 06-26-14                           5.00-5.48         1,456,563             1,080,289
Invitrogen
 Tranche B Term Loan
 TBD                                      TBD         1,275,000(g,h)        1,178,585
LifePoint Hospitals
 Tranche B Term Loan
 04-15-12                                4.44           291,658               236,972
Natl Mentor Holding
 Synthetic Letter of Credit
 TBD                                      TBD           114,568(g,h)           89,363
 06-29-13                                4.60           364,207               284,082
Natl Mentor Holding
 Tranche B Term Loan
 TBD                                      TBD         1,875,837(g,h)        1,463,153
 06-29-13                                5.77           593,684               463,074
Royalty Pharma Finance Trust
 Tranche B Term Loan
 04-16-13                                6.01         1,076,295               934,579
Select Medical
 Tranche B Term Loan
 02-24-12                           4.81-5.75         1,221,519               922,247
Skilled Healthcare
 Term Loan
 06-15-12                           5.13-5.42           388,945               311,156
Stiefel Laboratories
 Delayed Draw Term Loan
 12-28-13                                7.00           380,579               304,463
Stiefel Laboratories
 Term Loan
 12-28-13                                7.00           973,938               779,150
Surgical Care Affiliates
 Term Loan
 12-29-14                                5.76           666,563               419,934
Vanguard Health Systems
 Term Loan
 09-23-11                           5.37-6.01         1,107,368               937,575
                                                                          -----------
Total                                                                      27,899,747
-------------------------------------------------------------------------------------


HOME CONSTRUCTION (0.2%)
Rhodes Ranch
 1st Lien Term Loan
 11-21-10                               11.26           361,838               162,827
Standard Pacific
 Tranche B Term Loan
 05-05-13                                4.56           855,000               555,750
                                                                          -----------
Total                                                                         718,577
-------------------------------------------------------------------------------------


INDEPENDENT ENERGY (0.3%)
Quicksilver Resources
 2nd Lien Term Loan
 08-08-13                           7.50-7.75           972,563               753,736
Riverside Energy Center
 Term Loan
 06-24-11                                7.05           251,222               221,703
Rocky Mountain Energy Center
 Credit Linked Deposit
 06-24-11                                3.32            22,441                19,804
Rocky Mountain Energy Center
 Term Loan
 06-24-11                                7.05           142,369               125,641
                                                                          -----------
Total                                                                       1,120,884
-------------------------------------------------------------------------------------


INTEGRATED ENERGY (0.3%)
Alon USA
 Term Loan
 06-22-13                           5.06-5.47         1,459,367             1,050,744
-------------------------------------------------------------------------------------


LIFE INSURANCE (0.5%)
Conseco
 Term Loan
 10-10-13                                5.00         2,900,065             1,769,040
-------------------------------------------------------------------------------------


MEDIA CABLE (3.7%)
Bresnan Communications
 Tranche B Term Loan
 09-29-13                                6.06           500,000               390,000
Cequel Communication
 1st Lien Term Loan
 11-05-13                           4.80-6.33         1,742,792             1,268,752
CSC Holdings
 Incremental Term Loan
 03-29-13                                4.57         1,459,636             1,239,129
Discovery Communications
 Tranche B Term Loan
 05-14-14                                5.76         1,826,315             1,490,273
Insight Midwest
 Tranche B Term Loan
 04-07-14                                5.93           646,129               510,442
Mediacom Communications
 Tranche D1 Term Loan
 01-31-15                                3.89           980,000               705,600
Mediacom Communications
 Tranche E Term Loan
 01-03-16                                6.50           775,000               640,344
Mediacom Illinois
 Tranche C Term Loan
 01-31-15                                3.64           983,063               707,805
NTL Telewest
 Tranche B4 Term Loan
 09-03-12                                5.83           394,622(c)            280,182
UPC Broadband Holding
 Tranche N1 Term Loan
 12-31-14                                5.47         1,000,000               678,130
Wave Division
 Tranche B Term Loan
 06-30-14                           5.25-5.50           716,400               651,924


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
4  RIVERSOURCE FLOATING RATE FUND -- PORTFOLIO OF INVESTMENTS AT OCT. 31, 2008

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

SENIOR LOANS (CONTINUED)
                                    COUPON           PRINCIPAL
BORROWER                             RATE              AMOUNT                VALUE(a)
MEDIA CABLE (CONT.)
Weather Channel
 Term Loan
 10-01-15                                7.09%       $4,050,000            $3,746,250
                                                                          -----------
Total                                                                      12,308,831
-------------------------------------------------------------------------------------


MEDIA NON CABLE (11.5%)
Advanstar
 1st Lien Term Loan
 05-31-14                                6.01         2,888,438             1,733,063
Advanstar
 2nd Lien Term Loan
 11-30-14                                8.76         1,475,000               405,625
American Media
 Term Loan
 01-31-13                                7.56           976,936               654,547
CanWest Media
 Tranche D Term Loan
 07-13-14                                4.81           683,520(c)            478,464
Cenveo
 Delayed Draw Term Loan
 06-21-13                                4.95            34,523                25,202
Cenveo
 Tranche C Term Loan
 06-21-13                                4.95         1,209,168               882,692
Citadel Broadcasting
 Tranche B Term Loan
 06-12-14                           4.63-5.40         2,325,000             1,232,250
CMP Susquehanna
 Term Loan
 05-05-13                           5.00-5.25         2,902,874             1,141,787
Cumulus Media
 Term Loan
 06-11-14                           4.75-4.97         1,787,495             1,009,935
CW Media Holdings
 Tranche B Term Loan
 02-16-15                                7.01         2,772,000             2,217,600
DirecTV Holdings
 Tranche B Term Loan
 04-13-13                                4.62         1,824,706             1,605,230
Emmis Operating
 Tranche B Term Loan
 11-02-13                           4.81-5.77           682,779               396,012
F&W Publications
 1st Lien Term Loan
 08-05-12                                5.06         2,223,997             1,000,799
F&W Publications
 2nd Lien Term Loan
 08-05-13                                7.05         1,300,000               325,000
Gate House Media
 Delayed Draw Term Loan
 08-28-14                           4.81-5.00           665,761               137,906
Gate House Media
 Term Loan
 08-28-14                           4.81-5.07         3,759,239               778,689
Gray Television
 Tranche B Term Loan
 01-19-15                           4.50-5.65         2,638,732             1,240,204
Idearc
 Tranche B Term Loan
 11-17-14                           5.12-5.77           618,777               256,792
Intelsat Jackson
 Term Loan
 02-01-14                                6.88         1,219,850(c)            914,887
Intelsat
 Term Loan
 02-01-14                                6.83         3,225,000(c)          2,467,126
Intelsat
 Tranche B2A Term Loan
 01-03-14                                6.65           674,786               558,048
Intelsat
 Tranche B2B Term Loan
 01-03-14                                6.65           674,582               557,879
Intelsat
 Tranche B2C Term Loan
 01-03-14                                6.65           674,582               557,879
Lodgenet Entertainment
 Term Loan
 04-04-14                                5.77         2,793,063             1,661,872
MediaNews Group
 Tranche C Term Loan
 08-02-13                                7.07           691,305               383,184
NEP Broadcasting LLC
 Tranche B Term Loan
 02-16-14                                6.01         1,329,738               957,411
Newsday
 Term Loan
 07-18-13                                9.01         1,450,000             1,203,500
NextMedia Operating
 2nd Lien Term Loan
 11-15-13                               10.17           501,264               300,758
NextMedia Operating
 Tranche A Term Loan
 11-15-12                                7.26           199,749               136,495
NextMedia Operating
 Tranche B Delayed Draw Term Loan
 11-15-12                                8.28            88,778                60,664
Nielsen Finance VNU
 Term Loan
 08-09-13                                4.80         1,828,562             1,302,850
Penton Media
 1st Lien Term Loan
 02-01-13                           5.37-5.67           541,750               293,899
Penton Media
 2nd Lien Term Loan
 02-01-14                                8.42         1,700,000               731,000
Philadelphia Newspapers LLC
 Term Loan
 06-29-13                                9.50         2,599,830               649,957
Quebecor Media
 Tranche B Term Loan
 01-17-13                                6.82         1,851,406(c)          1,462,611
Reader's Digest Assn
 Term Loan
 03-02-14                           4.81-6.09         1,600,625               848,331
Revolution Studios
 2nd Lien Term Loan
 06-21-15                               10.12           525,000               367,500
Revolution Studios
 Tranche B Term Loan
 12-21-14                                6.87           815,630               668,817
RH Donnelly
 Tranche D2 Term Loan
 06-30-11                           6.75-7.52           728,697               467,277
Spanish Broadcasting System
 1st Lien Term Loan
 06-11-12                                5.52         3,425,311             1,347,277
Star Tribune
 2nd Lien Term Loan
 03-05-15                                8.80         2,100,000                78,750
Tribune Company
 Tranche B Term Loan
 05-19-14                                6.00           587,263               262,172
Van Wagner
 Delayed Draw Term Loan
 06-27-13                           5.99-7.15           277,200               207,900
Van Wagner
 Tranche B Term Loan
 TBD                                      TBD           391,000(g,h)          293,250
Wenner Media LLC
 Term Loan
 10-02-13                                5.51         1,813,333             1,450,667
Yell Finance
 Tranche B1 Term Loan
 02-10-13                                6.70         1,575,000             1,021,781
Young Broadcasting
 Incremental Term Loan
 11-03-12                           6.31-6.56           154,555                83,460
Young Broadcasting
 Term Loan
 11-03-12                           5.50-6.56           936,992               505,976
Zuffa
 Term Loan
 06-19-15                                5.81           962,813               693,225
                                                                          -----------
Total                                                                      38,018,200
-------------------------------------------------------------------------------------


METALS (2.0%)
Aleris Intl
 Term Loan
 12-19-13                                6.31         1,157,845               739,863
Algoma Steel
 Term Loan
 07-06-13                                5.50           689,151(c)            551,321
Edgen Murray
 1st Lien Term Loan
 05-11-14                           5.54-5.56         2,147,813             1,756,207
Edgen Murray
 2nd Lien Term Loan
 05-11-15                                9.06         1,000,000               830,000
Mueller Group
 Tranche B Term Loan
 05-24-14                           4.87-5.51         1,538,222             1,153,666
Noranda Aluminum
 Tranche B Term Loan
 05-18-14                                4.81           570,503               416,467
Novelis
 Term Loan
 07-06-14                                5.77         1,703,437(c)          1,173,958
                                                                          -----------
Total                                                                       6,621,482
-------------------------------------------------------------------------------------




See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
5  RIVERSOURCE FLOATING RATE FUND -- PORTFOLIO OF INVESTMENTS AT OCT. 31, 2008

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

SENIOR LOANS (CONTINUED)
                                    COUPON           PRINCIPAL
BORROWER                             RATE              AMOUNT                VALUE(a)


OIL FIELD SERVICES (0.8%)
Dresser
 Tranche B 1st Lien Term Loan
 05-04-14                           5.06-5.37%       $2,216,900            $1,596,168
Venoco
 Term Loan
 05-07-14                                6.81         1,300,000               929,500
                                                                          -----------
Total                                                                       2,525,668
-------------------------------------------------------------------------------------


OTHER FINANCIAL INSTITUTIONS (1.0%)
Ameritrade Holding
 Tranche B Term Loan
 12-31-12                                4.50           767,197               634,219
Asurion
 1st Lien Term Loan
 07-03-14                           5.80-7.09         2,950,000             2,177,483
JG Wentworth
 Term Loan
 04-14-14                                6.01         1,350,000               641,250
                                                                          -----------
Total                                                                       3,452,952
-------------------------------------------------------------------------------------


OTHER INDUSTRY (1.7%)
Alliance Laundry
 Term Loan
 01-27-12                                5.30         2,357,614             1,838,940
Blount
 Tranche B Term Loan
 08-09-10                                4.00         1,571,991             1,414,792
Education Management LLC
 Tranche C Term Loan
 06-01-13                                5.56           339,035               237,324
Lender Processing Services
 Tranche B Term Loan
 07-02-14                                5.62           673,313               624,497
Trimas
 Tranche B Term Loan
 08-02-13                           5.49-5.77         1,763,549             1,287,391
Trimas
 Tranche B1 Term Loan
 08-02-11                                4.71           551,863               402,860
                                                                          -----------
Total                                                                       5,805,804
-------------------------------------------------------------------------------------


OTHER UTILITY (0.3%)
BRSP LLC
 Term Loan
 07-13-09                                5.86         1,313,917(m)          1,156,247
-------------------------------------------------------------------------------------


PACKAGING (2.6%)
Berry Plastics
 Tranche C Term Loan
 04-03-14                                4.80           992,431               723,651
BWAY
 Tranche B Term Loan
 07-17-13                                5.56         1,103,783               883,026
Consolidated Container
 1st Lien Term Loan
 03-28-14                                5.25         2,807,250             1,663,998
Crown Americas
 Tranche B Term Loan
 11-15-12                                6.34           686,000               589,960
Graham Packaging
 Term Loan
 10-07-11                           5.06-6.31         1,137,463               914,953
Graphic Packaging Intl
 Incremental Term Loan
 TBD                                      TBD         1,000,000(g,h)          845,000
 05-16-14                           5.88-7.50            83,998                70,978
Graphic Packaging Intl
 Tranche B Term Loan
 05-16-14                           5.26-6.64         1,332,587             1,076,064
SCA Packaging
 2nd Lien Term Loan
 03-08-15                                9.27           850,000               106,250
SCA Packaging
 Tranche B Term Loan
 03-08-13                                6.52         1,108,125               554,063
Solo Cup
 Tranche B1 Term Loan
 02-28-11                           6.31-7.43         1,519,480             1,302,194
                                                                          -----------
Total                                                                       8,730,137
-------------------------------------------------------------------------------------


PAPER (1.1%)
Georgia-Pacific
 Tranche B Term Loan
 12-21-12                           4.57-5.47         2,870,001             2,386,894
Smurfit-Stone Container Enterprises
 Credit Linked Deposit
 11-01-10                                3.83           892,150               694,208
Smurfit-Stone Container Enterprises
 Tranche B Term Loan
 11-01-11                           4.81-5.13            45,730                35,784
Smurfit-Stone Container Enterprises
 Tranche C Term Loan
 11-01-11                           4.81-5.13           130,291               100,813
Smurfit-Stone Container Enterprises
 Tranche C1 Term Loan
 11-01-11                                5.13           414,741               322,722
                                                                          -----------
Total                                                                       3,540,421
-------------------------------------------------------------------------------------


PHARMACEUTICALS (0.5%)
Cardinal Health
 Term Loan
 04-10-14                                6.01         2,421,850             1,562,093
-------------------------------------------------------------------------------------


RAILROADS (0.4%)
RailAmerica
 Term Loan
 TBD                                      TBD            89,680(g,h)           79,367
 08-14-09                                7.88         1,385,320             1,226,008
                                                                          -----------
Total                                                                       1,305,375
-------------------------------------------------------------------------------------


REFINING (0.7%)
Big West Oil LLC
 Delayed Draw Term Loan
 05-15-14                                5.25         1,320,000               857,999
Big West Oil LLC
 Tranche B Term Loan
 05-15-14                                5.25         1,050,000               682,500
Western Refining LLC
 Tranche B Term Loan
 05-30-14                                9.25         1,208,252               894,107
                                                                          -----------
Total                                                                       2,434,606
-------------------------------------------------------------------------------------


REITS (0.4%)
Capital Automotive
 Tranche B Term Loan
 12-16-10                                5.47         2,190,622             1,451,287
-------------------------------------------------------------------------------------


RESTAURANTS (1.1%)
Arby's Restaurant Group
 Term Loan
 07-25-12                           5.25-6.01         1,488,557             1,092,600
Buffets
 Letter of Credit
 05-01-13                                3.66           175,369                52,611
Buffets
 Term Loan
 11-01-13                               10.42         1,179,634               353,890
Buffets
 Tranche 2 Term Loan
 11-01-13                               10.42           567,108               170,132
Buffets
 Tranche 3 Term Loan
 05-01-13                               10.42            56,499                16,950
Dennys
 Credit Linked Deposit
 03-31-12                                2.85           178,833               139,490
Dennys
 Tranche B Term Loan
 03-31-12                           4.50-5.02           660,486               515,179
El Pollo Loco
 Tranche B Term Loan
 11-18-11                                5.70         1,255,011             1,004,009
OSI Restaurant Partners
 Term Loan
 06-14-13                                2.64            60,732                30,898
 06-14-14                                5.25           752,573               382,872
                                                                          -----------
Total                                                                       3,758,631
-------------------------------------------------------------------------------------


RETAILERS (3.8%)
Blockbuster
 Tranche B Term Loan
 08-20-11                           6.54-6.95         2,475,747             1,889,316
Davids Bridal
 Term Loan
 01-31-14                                5.76           446,600               305,921
General Nutrition Centers
 Term Loan
 03-16-12                           6.01-6.30         1,624,938             1,088,709
Gregg Appliances
 Term Loan
 07-31-13                           5.00-5.26           691,688               484,181
Jetro Holdings
 Term Loan
 07-02-14                                4.81         1,318,750               989,063
Lone Star
 Term Loan
 07-06-14                                5.32           691,250               501,156


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
6  RIVERSOURCE FLOATING RATE FUND -- PORTFOLIO OF INVESTMENTS AT OCT. 31, 2008

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

SENIOR LOANS (CONTINUED)
                                    COUPON           PRINCIPAL
BORROWER                             RATE              AMOUNT                VALUE(a)
RETAILERS (CONT.)
Orchard Supply Hardware
 Tranche B Term Loan
 12-21-13                                5.94%       $1,701,000            $1,241,730
Pantry
 Delayed Draw Term Loan
 05-15-14                                4.87           326,139               221,774
Pantry
 Term Loan
 05-15-14                                4.87         1,132,882               770,360
Pep Boys-Manny Moe & Jack
 Term Loan
 01-27-11                                4.81         1,083,951               812,963
PETCO
 Term Loan
 10-26-13                           5.67-6.01         1,596,998             1,165,809
Rent-A-Center
 Term Loan
 06-30-12                           4.00-6.05           616,220               492,976
Sally Holdings LLC
 Tranche B Term Loan
 TBD                                      TBD           224,427(g,h)          172,623
 11-16-13                           5.06-5.47         1,129,517               868,790
Sports Authority
 Term Loan
 05-03-13                                6.01         2,199,375             1,539,562
                                                                          -----------
Total                                                                      12,544,933
-------------------------------------------------------------------------------------


SUPERMARKETS (--%)
Supervalu
 Tranche B Term Loan
 06-02-12                                3.27            65,348                54,892
-------------------------------------------------------------------------------------


TECHNOLOGY (3.2%)
Acxiom
 Term Loan
 09-15-12                           4.83-5.29           534,625               384,930
Affiliated Computer Services
 Term Loan
 03-20-13                                5.26           875,250               735,648
BearingPoint
 Credit Linked Deposit
 05-31-12                                7.84         2,250,000             1,012,500
Brocade Communications
 Term Loan
 10-01-13                                7.00           900,000               787,500
Freescale Semiconductor
 Term Loan
 12-02-13                                5.47           687,439               458,439
Infor Global Solutions
 2nd Lien Term Loan
 03-02-14                               10.01           600,000               190,500
Infor Global Solutions
 Delayed Draw Term Loan
 07-28-12                                7.52           336,000               204,960
Infor Global Solutions
 Term Loan
 07-28-12                                7.52           644,000               392,840
Information Resources
 Term Loan
 05-16-14                           4.56-4.75         1,928,600             1,311,448
Info-USA
 Tranche B Term Loan
 02-14-12                                5.77         1,975,656             1,541,011
Metavante
 Tranche B Term Loan
 11-01-14                                4.55           844,503               671,380
Reynolds & Reynolds
 1st Lien Term Loan
 10-26-12                                5.17         1,288,819               818,400
Sabre
 Term Loan
 09-30-14                           5.00-5.42           666,169               373,794
Sensata Technologies
 Term Loan
 04-27-13                           5.12-5.26           835,603               524,341
SunGard Data Systems
 Incremental Term Loan
 02-28-14                                6.75           750,000               648,750
Verint Systems
 Term Loan
 05-25-14                                5.74         1,079,231(m)            733,877
                                                                          -----------
Total                                                                      10,790,318
-------------------------------------------------------------------------------------


TEXTILE (1.9%)
Hanesbrands
 Tranche A Term Loan
 TBD                                      TBD         1,300,000(g,h)        1,090,375
Levi Strauss & Co
 Term Loan
 03-27-14                                6.76         2,700,000             1,957,500
St. John Knits
 Tranche B Term Loan
 03-18-12                                6.17         1,921,457             1,575,595
William Carter
 Tranche B Term Loan
 07-14-12                           4.62-4.92         1,893,841             1,562,419
                                                                          -----------
Total                                                                       6,185,889
-------------------------------------------------------------------------------------


TRANSPORTATION SERVICES (0.1%)
Hertz
 Letter of Credit
 12-21-12                                3.20           303,644               214,576
-------------------------------------------------------------------------------------


WIRELESS (3.9%)
Alltel Communications
 Tranche B2 Term Loan
 TBD                                      TBD           224,433(g,h)          213,072
 05-15-15                                5.32         2,014,824             1,912,834
Cellular South
 Delayed Draw Term Loan
 05-29-14                                5.26           592,336               491,639
Cellular South
 Tranche B Term Loan
 05-29-14                           4.75-5.29         1,754,795             1,456,480
Centennial Cellular Operating LLC
 Term Loan
 02-09-11                           5.12-5.76         1,500,000             1,276,875
Crown Castle Intl
 Term Loan
 03-06-14                                5.38         1,243,687               932,765
Hawaiian Telecom
 Tranche C Term Loan
 04-30-12                                6.26           887,677               427,195
MetroPCS Wireless
 Tranche B Term Loan
 11-03-13                           5.06-5.38         2,584,772             2,107,881
Ntelos
 Tranche B Term Loan
 08-24-11                                5.37         1,747,796             1,491,447
PAETEC Communications
 Term Loan
 02-28-13                                5.62           625,097               422,985
Trilogy Intl
 Term Loan
 06-29-12                                7.26         4,000,000             2,319,999
                                                                          -----------
Total                                                                      13,053,172
-------------------------------------------------------------------------------------


WIRELINES (2.2%)
Alaska Communications System
 Term Loan
 02-01-12                                5.51         2,567,875             2,062,851
Iowa Telecommunications
 Tranche B Term Loan
 11-30-11                           4.57-5.52         1,500,000             1,177,500
Level 3 Communications
 Tranche B Term Loan
 03-13-14                                7.00           725,000               519,738
Time Warner Telecom
 Tranche B Term Loan
 01-07-13                                5.12         1,086,607               863,853
Windstream
 Tranche B1 Term Loan
 07-17-13                                6.05         2,937,813             2,541,207
                                                                          -----------
Total                                                                       7,165,149
-------------------------------------------------------------------------------------
TOTAL SENIOR LOANS
(Cost: $426,551,026)                                                     $302,527,672
-------------------------------------------------------------------------------------



BONDS (3.0%)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
ASSET-BACKED (0.4%)
Residential Asset Securities
 Series 2007-KS3 Cl M1S
 04-25-37                                3.64%       $3,000,000(e)         $1,213,440
-------------------------------------------------------------------------------------


MORTGAGE-BACKED (0.1%)(F)
Harborview Mtge Loan Trust
 Collateralized Mtge Obligation
 Series 2005-16 Cl 3A1B
 01-19-36                                4.62           407,346(b)            175,592
-------------------------------------------------------------------------------------


AUTOMOTIVE (0.3%)
Goodyear Tire & Rubber
 12-01-09                                6.68         1,000,000(e)            916,250
-------------------------------------------------------------------------------------


BUILDING MATERIALS (0.4%)
CPG Intl I
 Sr Unsecured
 07-01-12                                9.90         2,000,000(e)          1,280,000
-------------------------------------------------------------------------------------




See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
7  RIVERSOURCE FLOATING RATE FUND -- PORTFOLIO OF INVESTMENTS AT OCT. 31, 2008

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)


CHEMICALS (0.2%)
Hexion US Finance/Nova Scotia Finance
 Sr Secured
 11-15-14                                7.30%       $1,000,000(e)           $660,000
-------------------------------------------------------------------------------------


DIVERSIFIED MANUFACTURING (0.2%)
ESCO
 12-15-13                                6.69         1,000,000(d,e)          760,000
-------------------------------------------------------------------------------------


ENTERTAINMENT (0.2%)
Universal City Florida Holding I/II
 Sr Nts
 05-01-10                                7.55         1,000,000(e)            740,000
-------------------------------------------------------------------------------------


METALS (0.2%)
Freeport-McMoRan Copper & Gold
 Sr Unsecured
 04-01-15                                7.08         1,000,000(e)            779,680
-------------------------------------------------------------------------------------


NON CAPTIVE DIVERSIFIED (0.3%)
Intl Lease Finance
 Sr Unsecured
 03-15-09                                6.38         1,000,000               911,294
-------------------------------------------------------------------------------------


RESTAURANTS (0.1%)
Seminole Hard Rock Entertainment/Intl LLC
 Sr Secured
 03-15-14                                5.32           675,000(d,e)          445,500
-------------------------------------------------------------------------------------


WIRELESS (0.2%)
iPCS
 Sr Secured
 05-01-13                                4.93         1,000,000(e)            770,000
-------------------------------------------------------------------------------------


WIRELINES (0.4%)
Level 3 Financing
 02-15-15                                6.85         1,500,000(e)            682,500
Qwest Communications Intl
 02-15-09                                6.30           565,000(e)            545,225
                                                                          -----------
Total                                                                       1,227,725
-------------------------------------------------------------------------------------
TOTAL BONDS
(Cost: $14,612,370)                                                        $9,879,481
-------------------------------------------------------------------------------------






COMMON STOCKS (1.0%)
ISSUER                                                 SHARES                VALUE(a)
DIVERSIFIED FINANCIAL SERVICES
Eaton Vance Senior Income Trust                         162,500              $770,250
Nuveen Floating Rate Income Fund                        100,000               668,000
Nuveen Floating Rate Income Opportunity Fund             99,600               652,380
Pioneer Floating Rate Trust                              75,000               702,000
Van Kampen Senior Income Trust                          182,500               644,225
-------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $4,984,285)                                                         $3,436,855
-------------------------------------------------------------------------------------



MONEY MARKET FUND (5.9%)
                                                       SHARES                VALUE(a)
RiverSource Short-Term Cash Fund, 1.60%              19,801,519(l)        $19,801,519
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $19,801,519)                                                       $19,801,519
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $465,949,200)(n)                                                  $335,645,527
=====================================================================================



NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using procedures described in Note 1 to the financial statements in the most recent Annual Report dated July 31, 2008.

(b) Adjustable rate mortgage; interest rate varies to reflect current market conditions; rate shown is the effective rate on Oct. 31, 2008.

(c) Foreign security values are stated in U.S. dollars. At Oct. 31, 2008, the value of foreign securities represented 4.0% of net assets.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security may be determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Oct. 31, 2008, the value of these securities amounted to $1,205,500 or 0.4% of net assets.

(e) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Oct. 31, 2008.

(f) Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and collateralized mortgage obligations. These securities may be issued or guaranteed by U.S. government agencies or instrumentalities, or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers and special purpose entities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(g) At Oct. 31, 2008, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $13,554,422.

(h) Represents a senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a weighted average coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final weighted average coupon rate and maturity date.

(i) Senior loans have rates of interest that float periodically based primarily on the London Interbank Offered Rate ("LIBOR") and other short-term rates. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(j) The borrower filed for protection under Chapter 11 of the U.S. Federal Bankruptcy Code.


--------------------------------------------------------------------------------
8  RIVERSOURCE FLOATING RATE FUND -- PORTFOLIO OF INVESTMENTS AT OCT. 31, 2008

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

(k) At Oct. 31, 2008, the Fund had unfunded senior loan commitments pursuant to the terms of the loan agreement. The Fund receives a stated coupon rate until the borrower draws on the loan commitment, at which time the rate will become the stated rate in the loan agreement.

                                                                             UNFUNDED
BORROWER                                                                    COMMITMENT
--------------------------------------------------------------------------------------
Delta Airlines
  Synthetic Revolver                                                            $1,782
Fontainebleau Las Vegas
  Delayed Draw                                                                 694,246
Golden Nugget
  Delayed Draw                                                                 412,121
Greektown Holdings LLC
  Debtor in Possession Delayed Draw                                          2,578,897
Manitowoc
  Tranche B                                                                    686,416
Metaldyne
  Synthetic Letter of Credit                                                    17,390

--------------------------------------------------------------------------------------
Total                                                                       $4,390,852
--------------------------------------------------------------------------------------


(l) Affiliated Money Market Fund -- The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The rate shown is the seven-day current annualized yield at Oct. 31, 2008.

(m) Identifies issues considered to be illiquid as to their marketability. Information concerning such security holdings at Oct. 31, 2008, is as follows:

                                           ACQUISITION
SECURITY                                      DATES                 COST
---------------------------------------------------------------------------
AGA Medical
  4.69-5.10% Tranche B Term Loan
  2013                               06-22-06 thru 10-01-08      $1,574,743
Alixpartners LLC
  5.00-6.75% Tranche B Term Loan
  2013                               10-12-06 thru 11-08-06       2,106,148
B&G Foods
  4.81% Tranche C Term Loan 2013            02-23-07                621,739
BRSP LLC
  5.86% Term Loan 2009                      07-12-06              1,313,260
USPF Holdings LLC
  6.26% Term Loan 2014                      04-11-07              2,521,822
Verint Systems
  5.74% Term Loan 2014                      05-23-07              1,073,835


(n) At Oct. 31, 2008, the cost of securities for federal income tax purposes was approximately $465,949,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                                         $593,000
Unrealized depreciation                                                     (130,896,000)

----------------------------------------------------------------------------------------
Net unrealized depreciation                                                $(130,303,000)
----------------------------------------------------------------------------------------


The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.


--------------------------------------------------------------------------------
9  RIVERSOURCE FLOATING RATE FUND -- PORTFOLIO OF INVESTMENTS AT OCT. 31, 2008

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

FAIR VALUE MEASUREMENTS


Statement of Financial Accounting Standards No. 157 (SFAS 157) seeks to implement more uniform reporting relating to the fair valuation of securities for financial statement purposes. Mutual funds are required to implement the requirements of this standard for fiscal years beginning after Nov. 15, 2007. While uniformity of presentation is the objective of the standard, industry implementation has just begun and it is likely that there will be a range of practices utilized and it will be some period of time before industry practices become more uniform. For this reason care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

     - Level 1 -- quoted prices in active markets for identical securities

     - Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)

     - Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Note: The level assigned to a particular security and the inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table is a summary of the inputs used to value the Fund's investments as of Oct. 31, 2008:

                                                                  FAIR VALUE AT OCT. 31, 2008
                                               ----------------------------------------------------------------
                                                    LEVEL 1           LEVEL 2
                                                 QUOTED PRICES         OTHER          LEVEL 3
                                                   IN ACTIVE        SIGNIFICANT     SIGNIFICANT
                                                  MARKETS FOR       OBSERVABLE     UNOBSERVABLE
DESCRIPTION                                    IDENTICAL ASSETS       INPUTS          INPUTS           TOTAL
---------------------------------------------------------------------------------------------------------------
Investments in securities                         $23,238,374      $312,407,153         $--        $335,645,527





HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.


--------------------------------------------------------------------------------
10  RIVERSOURCE FLOATING RATE FUND -- PORTFOLIO OF INVESTMENTS AT OCT. 31, 2008

                            PORTFOLIO OF INVESTMENTS

                                       FOR

                      RIVERSOURCE INCOME OPPORTUNITIES FUND

                                AT OCT. 31, 2008



OCT. 31, 2008 (UNAUDITED)

(Percentages represent value of investments compared to net assets)



INVESTMENTS IN SECURITIES





BONDS (89.4%)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
ASSET-BACKED (0.5%)
Capital Auto Receivables Asset Trust
 Series 2006-SN1A Cl D
 04-20-11                             6.15%          $1,000,000(d)           $918,845
-------------------------------------------------------------------------------------


MORTGAGE-BACKED (0.1%)(f)
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2007-OH3 Cl A3
 09-25-47                             3.76              889,540(i)            259,341
-------------------------------------------------------------------------------------


AEROSPACE & DEFENSE (4.6%)
Alion Science and Technology
 02-01-15                            10.25            2,555,000             1,405,250
Alliant Techsystems
 04-01-16                             6.75              555,000               457,875
DRS Technologies
 02-01-16                             6.63            1,895,000             1,876,050
L-3 Communications
 07-15-13                             6.13              320,000               276,800
 01-15-15                             5.88              550,000               451,000
L-3 Communications
 Series B
 10-15-15                             6.38            2,340,000             1,942,200
Moog
 Sr Sub Nts
 06-15-18                             7.25              730,000(d)            584,000
TransDigm
 07-15-14                             7.75            1,600,000             1,280,000
                                                                           ----------
Total                                                                       8,273,175
-------------------------------------------------------------------------------------


AUTOMOTIVE (0.1%)
Lear
 Series B
 12-01-16                             8.75              400,000               148,000
-------------------------------------------------------------------------------------


BUILDING MATERIALS (0.7%)
Gibraltar Inds
 Series B
 12-01-15                             8.00              880,000               594,000
Norcraft Companies LP/Finance
 11-01-11                             9.00              732,000               636,840
                                                                           ----------
Total                                                                       1,230,840
-------------------------------------------------------------------------------------


CHEMICALS (3.4%)
Chemtura
 06-01-16                             6.88            2,865,000             1,790,625
Hexion US Finance/Nova Scotia Finance
 Sr Secured
 11-15-14                             9.75            1,398,000               887,730
INVISTA
 Sr Unsecured
 05-01-12                             9.25            2,650,000(d)          2,239,250
Momentive Performance
 Pay-in-kind
 12-01-14                            10.13              320,000(e)            153,600
NALCO
 11-15-11                             7.75            1,120,000             1,019,200
                                                                           ----------
Total                                                                       6,090,405
-------------------------------------------------------------------------------------


CONSTRUCTION MACHINERY (0.4%)
Terex
 01-15-14                             7.38              945,000               732,375
-------------------------------------------------------------------------------------


CONSUMER PRODUCTS (0.6%)
Jarden
 05-01-17                             7.50              825,000               614,625
Sealy Mattress
 06-15-14                             8.25              650,000               367,250
Visant
 10-01-12                             7.63              225,000               177,750
                                                                           ----------
Total                                                                       1,159,625
-------------------------------------------------------------------------------------


ELECTRIC (9.6%)
Aquila
 Sr Unsecured
 07-01-12                            11.88            2,220,000             2,175,600
Dynegy Holdings
 Sr Unsecured
 05-01-16                             8.38            1,329,000               983,460
 05-15-18                             7.13              820,000               524,800
Edison Mission Energy
 Sr Unsecured
 06-15-13                             7.50            1,535,000             1,293,238
 06-15-16                             7.75               50,000                40,125
Energy Future Holdings
 11-01-17                            10.88            3,866,000(d)          3,015,480
IPALCO Enterprises
 Sr Secured
 11-14-11                             8.63            4,995,000             4,570,424
 04-01-16                             7.25              340,000(d)            282,200
Midwest Generation LLC
 Pass-Through Ctfs Series B
 01-02-16                             8.56              425,748               379,980
Mirant Americas Generation LLC
 Sr Unsecured
 10-01-21                             8.50              280,000               196,000
 05-01-31                             9.13              255,000               177,225
NRG Energy
 02-01-14                             7.25            1,580,000             1,382,500
 02-01-16                             7.38              250,000               215,625
 01-15-17                             7.38            1,030,000               890,950
Oncor Electric Delivery
 1st Mtge
 09-01-18                             6.80              775,000(d)            644,516
Salton Sea Funding
 Sr Secured Series C
 05-30-10                             7.84              136,232               136,630
                                                                           ----------
Total                                                                      16,908,753
-------------------------------------------------------------------------------------


ENVIRONMENTAL (1.0%)
Allied Waste North America
 Sr Secured
 02-15-14                             6.13              445,000               387,150
 06-01-17                             6.88              770,000               669,900
Crown Cork & Seal
 Sr Unsecured
 04-15-23                             8.00            1,000,000               740,000
                                                                           ----------
Total                                                                       1,797,050
-------------------------------------------------------------------------------------


FOOD AND BEVERAGE (3.9%)
ASG Consolidated LLC/Finance
 Sr Disc Nts
 (Zero coupon through 11-01-08, thereafter 11.50%)
 11-01-11                             9.66            3,127,000(g)          2,704,855
Constellation Brands
 12-15-14                             8.38              261,000               230,985
 09-01-16                             7.25              448,000               371,840
 05-15-17                             7.25              447,000               371,010
Cott Beverages USA
 12-15-11                             8.00            4,230,000             2,749,500
Michael Foods
 11-15-13                             8.00              655,000               566,575
                                                                           ----------
Total                                                                       6,994,765
-------------------------------------------------------------------------------------


GAMING (7.4%)
Boyd Gaming
 Sr Sub Nts
 02-01-16                             7.13            2,160,000             1,339,200


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
1 RIVERSOURCE INCOME OPPORTUNITIES FUND -- PORTFOLIO OF INVESTMENTS AT OCT. 31, 2008

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
GAMING (CONT.)
Circus & Eldorado Jt Venture/Silver Legacy Capital
 1st Mtge
 03-01-12                            10.13%          $2,715,000            $1,601,850
Firekeepers Development Authority
 Sr Secured
 05-01-15                            13.88            1,410,000(d)          1,001,100
Indianapolis Downs LLC/Capital
 Sr Secured
 11-01-12                            11.00            1,143,000(d)            571,500
MGM Mirage
 Sr Secured
 11-15-13                            13.00            3,000,000(b,d)        2,759,999
Pokagon Gaming Authority
 Sr Nts
 06-15-14                            10.38            1,830,000(d)          1,665,300
Shingle Springs Tribal Gaming Authority
 Sr Nts
 06-15-15                             9.38            3,590,000(d)          1,615,500
Station Casinos
 Sr Unsecured
 04-01-12                             6.00              147,000                54,023
Tunica-Biloxi Gaming Authority
 Sr Unsecured
 11-15-15                             9.00            2,890,000(d)          2,601,000
Wynn Las Vegas LLC/Capital
 1st Mtge
 12-01-14                             6.63               85,000                62,688
                                                                           ----------
Total                                                                      13,272,160
-------------------------------------------------------------------------------------


GAS DISTRIBUTORS (1.2%)
Williams Partners LP/Finance
 Sr Unsecured
 02-01-17                             7.25            2,731,000             2,171,145
-------------------------------------------------------------------------------------


GAS PIPELINES (3.7%)
Colorado Interstate Gas
 Sr Unsecured
 11-15-15                             6.80              553,000               468,044
El Paso
 Sr Unsecured
 06-15-17                             7.00              485,000               370,154
 06-01-18                             7.25            1,085,000               813,750
SONAT
 Sr Unsecured
 02-01-18                             7.00              675,000               497,504
Southern Star Central
 Sr Nts
 03-01-16                             6.75            3,550,000             3,070,750
 03-01-16                             6.75            1,600,000(d)          1,384,000
                                                                           ----------
Total                                                                       6,604,202
-------------------------------------------------------------------------------------


HEALTH CARE (7.4%)
Community Health Systems
 07-15-15                             8.88            1,965,000             1,645,688
DaVita
 03-15-13                             6.63            1,800,000             1,579,500
HCA
 Sr Secured
 11-15-16                             9.25              765,000               650,250
HCA
 Sr Secured Pay-in-kind
 11-15-16                             9.63            2,278,000(e)          1,833,790
MedCath Holdings
 07-15-12                             9.88            2,965,000             2,757,449
Omnicare
 12-15-13                             6.75            2,015,000             1,672,450
 12-15-15                             6.88            1,904,000             1,466,080
Select Medical
 02-01-15                             7.63            2,680,000             1,675,000
                                                                           ----------
Total                                                                      13,280,207
-------------------------------------------------------------------------------------


HOME CONSTRUCTION (0.9%)
D.R. Horton
 01-15-10                             4.88              300,000               257,250
K Hovnanian Enterprises
 Sr Secured
 05-01-13                            11.50            1,343,000(d)          1,081,115
Norcraft Holdings LP/Capital
 Sr Disc Nts
 09-01-12                             9.75              150,000               123,000
William Lyon Homes
 02-15-14                             7.50              340,000                74,800
                                                                           ----------
Total                                                                       1,536,165
-------------------------------------------------------------------------------------


INDEPENDENT ENERGY (8.7%)
Chesapeake Energy
 08-15-14                             7.00              910,000               730,275
 01-15-16                             6.63            1,100,000               859,375
 01-15-16                             6.88              378,000               303,345
 01-15-18                             6.25              355,000               252,050
Compton Petroleum Finance
 12-01-13                             7.63            2,000,000(c)          1,160,000
Connacher Oil and Gas
 Sr Secured
 12-15-15                            10.25            1,572,000(c,d)        1,100,400
Denbury Resources
 12-15-15                             7.50              685,000               486,350
EXCO Resources
 01-15-11                             7.25            2,478,000             2,007,180
Hilcorp Energy I LP/Finance
 Sr Unsecured
 11-01-15                             7.75            1,925,000(d)          1,366,750
KCS Energy
 04-01-12                             7.13            1,410,000             1,008,150
Quicksilver Resources
 08-01-15                             8.25            2,330,000             1,607,700
Range Resources
 03-15-15                             6.38              550,000               442,750
 05-15-16                             7.50            1,115,000               908,725
 05-01-18                             7.25              395,000               312,050
SandRidge Energy
 Pay-in-kind
 04-01-15                             8.63            4,460,000(e)          2,943,599
SandRidge Energy
 Sr Unsecured
 06-01-18                             8.00               55,000(d)             37,400
                                                                           ----------
Total                                                                      15,526,099
-------------------------------------------------------------------------------------


MEDIA CABLE (3.1%)
Charter Communications Operating LLC/Capital
 Sr Secured
 04-30-12                             8.00              780,000(d)            600,600
 04-30-14                             8.38              435,000(d)            315,375
CSC Holdings
 Sr Unsecured
 06-15-15                             8.50            1,985,000(d)          1,657,475
Mediacom LLC/Capital
 Sr Unsecured
 01-15-13                             9.50              585,000               460,688
Videotron
 04-15-18                             9.13            1,125,000(c,d)        1,012,500
Virgin Media Finance
 04-15-14                             8.75            1,640,000(c)          1,148,000
 08-15-16                             9.13              400,000(c)            265,000
                                                                           ----------
Total                                                                       5,459,638
-------------------------------------------------------------------------------------


MEDIA NON CABLE (7.9%)
DIRECTV Holdings LLC/Financing
 06-15-15                             6.38              710,000               589,300
 05-15-16                             7.63            1,765,000(d)          1,478,188
EchoStar DBS
 02-01-16                             7.13            2,660,000             2,134,649
Intelsat
 Sr Unsecured
 08-15-14                             9.25            1,245,000(d)          1,070,700
Lamar Media
 Series C
 08-15-15                             6.63            2,030,000             1,492,050
Lamar Media
 Sr Unsecured
 08-15-15                             6.63              808,000               593,880
LBI Media
 Sr Sub Nts
 08-01-17                             8.50              220,000(d)            132,000
Liberty Media LLC
 Sr Unsecured
 05-15-13                             5.70            2,390,000             1,662,071
LIN Television
 05-15-13                             6.50              490,000               274,400
LIN Television
 Series B
 05-15-13                             6.50              120,000                67,200
Nielsen Finance LLC
 08-01-14                            10.00              365,000               264,625
Radio One
 02-15-13                             6.38              100,000                45,000
Rainbow Natl Services LLC
 09-01-12                             8.75            1,500,000(d)          1,320,000
 09-01-14                            10.38              155,000(d)            134,850
Salem Communications Holding
 12-15-10                             7.75            4,015,000             2,810,499
                                                                           ----------
Total                                                                      14,069,412
-------------------------------------------------------------------------------------


METALS (2.3%)
Freeport-McMoRan Copper & Gold
 Sr Unsecured
 04-01-15                             8.25            2,420,000             1,936,000
 04-01-17                             8.38            1,480,000             1,161,800


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
2 RIVERSOURCE INCOME OPPORTUNITIES FUND -- PORTFOLIO OF INVESTMENTS AT OCT. 31, 2008

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
METALS (CONT.)
Noranda Aluminum Acquisition
 Pay-in-kind
 05-15-15                             6.83%            $409,000(e,i)         $184,050
Peabody Energy
 11-01-16                             7.38              620,000               523,900
Peabody Energy
 Series B
 03-15-13                             6.88              395,000               346,613
                                                                           ----------
Total                                                                       4,152,363
-------------------------------------------------------------------------------------


NON CAPTIVE CONSUMER (1.0%)
Triad Acquisition
 Sr Unsecured Series B
 05-01-13                            11.13            3,504,000             1,822,080
-------------------------------------------------------------------------------------


NON CAPTIVE DIVERSIFIED (0.6%)
Ford Motor Credit LLC
 Sr Unsecured
 08-10-11                             9.88            1,548,000               990,720
 10-25-11                             7.25              257,000               155,598
                                                                           ----------
Total                                                                       1,146,318
-------------------------------------------------------------------------------------


OIL FIELD SERVICES (1.0%)
Helix Energy Solutions Group
 Sr Unsecured
 01-15-16                             9.50            2,890,000(d)          1,849,600
-------------------------------------------------------------------------------------


OTHER FINANCIAL INSTITUTIONS (1.5%)
Cardtronics
 08-15-13                             9.25            2,130,000             1,634,775
Cardtronics
 Series B
 08-15-13                             9.25            1,465,000             1,124,388
                                                                           ----------
Total                                                                       2,759,163
-------------------------------------------------------------------------------------


OTHER INDUSTRY (1.8%)
Chart Inds
 Sr Sub Nts
 10-15-15                             9.13            2,625,000             2,218,125
Lender Processing Services
 07-01-16                             8.13            1,069,000               913,995
                                                                           ----------
Total                                                                       3,132,120
-------------------------------------------------------------------------------------


PACKAGING (0.9%)
Crown Americas LLC/Capital
 11-15-15                             7.75              295,000               257,388
Greif
 02-01-17                             6.75              400,000               328,000
Owens-Brockway Glass Container
 05-15-13                             8.25               75,000                70,125
Vitro
 02-01-17                             9.13            2,825,000(c)            882,812
                                                                           ----------
Total                                                                       1,538,325
-------------------------------------------------------------------------------------


PAPER (2.1%)
Boise Cascade LLC
 10-15-14                             7.13              949,000               531,440
Georgia-Pacific LLC
 01-15-17                             7.13              898,000(d)            624,110
NewPage
 Sr Secured
 05-01-12                            10.00            1,532,000             1,041,760
Norampac
 06-01-13                             6.75            1,270,000(c)            723,900
Smurfit-Stone Container Enterprises
 Sr Unsecured
 03-15-17                             8.00            1,815,000               889,350
                                                                           ----------
Total                                                                       3,810,560
-------------------------------------------------------------------------------------


PHARMACEUTICALS (1.0%)
Warner Chilcott
 02-01-15                             8.75            2,075,000             1,826,000
-------------------------------------------------------------------------------------


RAILROADS (0.9%)
Kansas City Southern Mexico
 Sr Unsecured
 12-01-13                             7.63            2,085,000(c)          1,631,513
-------------------------------------------------------------------------------------


TECHNOLOGY (1.6%)
Communications & Power Inds
 02-01-12                             8.00            3,200,000             2,688,000
CPI Intl
 Sr Unsecured
 02-01-15                             8.88              246,000(i)            244,155
                                                                           ----------
Total                                                                       2,932,155
-------------------------------------------------------------------------------------


TRANSPORTATION SERVICES (0.4%)
Hertz
 01-01-14                             8.88              995,000               726,350
-------------------------------------------------------------------------------------


WIRELESS (4.0%)
Centennial Cellular Operating/Communications
 06-15-13                            10.13            1,870,000             1,654,950
Centennial Communications/Cellular Operating LLC/Puerto Rico Operations
 Sr Unsecured
 02-01-14                             8.13              435,000               371,925
Cricket Communications
 07-15-15                            10.00            1,170,000(d)            976,950
MetroPCS Wireless
 11-01-14                             9.25            1,080,000               899,100
Nextel Communications
 Series D
 08-01-15                             7.38            5,965,000             3,280,750
                                                                           ----------
Total                                                                       7,183,675
-------------------------------------------------------------------------------------


WIRELINES (5.0%)
Cincinnati Bell
 02-15-15                             7.00            1,585,000             1,077,800
Fairpoint Communications
 Sr Unsecured
 04-01-18                            13.13            1,570,000(d)          1,197,125
Frontier Communications
 Sr Unsecured
 01-15-13                             6.25            1,870,000             1,547,425
 03-15-19                             7.13              750,000               461,250
Level 3 Financing
 02-15-17                             8.75              725,000               348,000
Qwest
 Sr Unsecured
 10-01-14                             7.50            1,625,000             1,251,250
 06-15-15                             7.63            1,890,000             1,445,850
Windstream
 08-01-13                             8.13              405,000               333,113
 08-01-16                             8.63            1,745,000             1,317,475
                                                                           ----------
Total                                                                       8,979,288
-------------------------------------------------------------------------------------
TOTAL BONDS
(Cost: $208,531,196)                                                     $159,921,712
-------------------------------------------------------------------------------------



SENIOR LOANS (4.9%)(j)
                                    COUPON           PRINCIPAL
BORROWER                             RATE              AMOUNT                VALUE(a)
CHEMICALS (0.2%)
Hexion Specialty Chemicals
 Tranche C Term Loan
 TBD                                   TBD             $410,000(b,k)         $280,850
-------------------------------------------------------------------------------------


CONSUMER CYCLICAL SERVICES (0.5%)
West Corp
 Tranche B2 Term Loan
 TBD                                   TBD            1,300,000(b,k)          827,125
-------------------------------------------------------------------------------------


ENTERTAINMENT (0.1%)
AMC Entertainment
 Pay-in-kind Term Loan
 06-13-12                             7.82%             534,291(e)            267,145
-------------------------------------------------------------------------------------


GAMING (1.0%)
Fontainebleau Las Vegas
 Delayed Draw Term Loan
 TBD                                   TBD              303,880(b,k,l)        139,785
Fontainebleau Las Vegas
 Tranche B Term Loan
 06-06-14                             6.07              607,758               279,569
Great Lakes Gaming of Michigan
 Term Loan
 08-15-12                             9.00            1,467,234(h)          1,437,889
                                                                           ----------
Total                                                                       1,857,243
-------------------------------------------------------------------------------------


MEDIA NON CABLE (1.3%)
Dex Media West LLC
 Tranche B Term Loan
 TBD                                   TBD              600,000(b,k)          333,750
Nielsen Finance
 Term Loan
 TBD                                   TBD            2,800,000(b,c,k)      1,995,000
                                                                           ----------
Total                                                                       2,328,750
-------------------------------------------------------------------------------------


OIL FIELD SERVICES (0.8%)
Dresser
 2nd Lien Term Loan
 05-04-15                             8.56            2,230,000             1,480,163
-------------------------------------------------------------------------------------


PAPER (0.6%)
Georgia-Pacific
 Tranche B1 Term Loan
 TBD                                   TBD            1,185,000(b,k)          985,529
-------------------------------------------------------------------------------------




See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
3 RIVERSOURCE INCOME OPPORTUNITIES FUND -- PORTFOLIO OF INVESTMENTS AT OCT. 31, 2008

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

SENIOR LOANS (CONTINUED)
                                    COUPON           PRINCIPAL
BORROWER                             RATE              AMOUNT                VALUE(a)


WIRELINES (0.4%)
Fairpoint Communications
 Tranche B Term Loan
 TBD                                   TBD           $1,000,000(b,k)         $695,000
-------------------------------------------------------------------------------------
TOTAL SENIOR LOANS
(Cost: $9,938,127)                                                         $8,721,805
-------------------------------------------------------------------------------------






MONEY MARKET FUND (6.1%)
                                                       SHARES                VALUE(a)
RiverSource Short-Term Cash Fund, 1.60%              10,830,888(m)        $10,830,888
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $10,830,888)                                                       $10,830,888
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $229,300,211)(n)                                                  $179,474,405
=====================================================================================



NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using procedures described in Note 1 to the financial statements in the most recent Annual Report dated July 31, 2008.

(b) At Oct. 31, 2008, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $7,995,506.

(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in U.S. dollar currency unless otherwise noted. At Oct. 31, 2008, the value of foreign securities represented 5.5% of net assets.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security may be determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Oct. 31, 2008, the value of these securities amounted to $35,237,828 or 19.7% of net assets.

(e) Pay-in-kind securities are securities in which the issuer makes interest or dividend payments in cash or in additional securities. The securities usually have the same terms as the original holdings.

(f) Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and collateralized mortgage obligations. These securities may be issued or guaranteed by U.S. government agencies or instrumentalities, or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers and special purpose entities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(g) For those zero coupon bonds that become coupon paying at a future date, the interest rate disclosed represents the annualized effective yield from the date of acquisition to maturity.

(h) Identifies issues considered to be illiquid as to their marketability. Information concerning such security holdings at Oct. 31, 2008, is as follows:

                                           ACQUISITION
SECURITY                                      DATES                 COST
---------------------------------------------------------------------------
Great Lakes Gaming of Michigan
  9.00% Term Loan 2012               03-01-07 thru 09-15-07      $1,446,098


(i) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Oct. 31, 2008.

(j) Senior loans have rates of interest that float periodically based primarily on the London Interbank Offered Rate ("LIBOR") and other short-term rates. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(k) Represents a senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a weighted average coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final weighted average coupon rate and maturity date.

(l) At Oct. 31, 2008, the Fund had unfunded senior loan commitments pursuant to the terms of the loan agreement. The Fund receives a stated coupon rate until the borrower draws on the loan commitment, at which time the rate will become the stated rate in the loan agreement.

                                                                             UNFUNDED
BORROWER                                                                    COMMITMENT
--------------------------------------------------------------------------------------
Fontainebleau Las Vegas
  Delayed Draw                                                               $303,120


(m) Affiliated Money Market Fund -- The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The rate shown is the seven-day current annualized yield at Oct. 31, 2008.

(n) At Oct. 31, 2008, the cost of securities for federal income tax purposes was approximately $229,300,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                                         $269,000
Unrealized depreciation                                                      (50,095,000)

----------------------------------------------------------------------------------------
Net unrealized depreciation                                                 $(49,826,000)
----------------------------------------------------------------------------------------




--------------------------------------------------------------------------------
4 RIVERSOURCE INCOME OPPORTUNITIES FUND -- PORTFOLIO OF INVESTMENTS AT OCT. 31, 2008

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

FAIR VALUE MEASUREMENTS


Statement of Financial Accounting Standards No. 157 (SFAS 157) seeks to implement more uniform reporting relating to the fair valuation of securities for financial statement purposes. Mutual funds are required to implement the requirements of this standard for fiscal years beginning after Nov. 15, 2007. While uniformity of presentation is the objective of the standard, industry implementation has just begun and it is likely that there will be a range of practices utilized and it will be some period of time before industry practices become more uniform. For this reason care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

     - Level 1 -- quoted prices in active markets for identical securities

     - Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)

     - Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Note: The level assigned to a particular security and the inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table is a summary of the inputs used to value the Fund's investments as of Oct. 31, 2008:

                                                                  FAIR VALUE AT OCT. 31, 2008
                                               ----------------------------------------------------------------
                                                    LEVEL 1           LEVEL 2
                                                 QUOTED PRICES         OTHER          LEVEL 3
                                                   IN ACTIVE        SIGNIFICANT     SIGNIFICANT
                                                  MARKETS FOR       OBSERVABLE     UNOBSERVABLE
DESCRIPTION                                    IDENTICAL ASSETS       INPUTS          INPUTS           TOTAL
---------------------------------------------------------------------------------------------------------------
Investments in securities                         $8,662,263       $169,114,912     $1,697,230     $179,474,405


The following table is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

                                                                              INVESTMENTS IN
                                                                                SECURITIES
--------------------------------------------------------------------------------------------
Balance as of July 31, 2008                                                     $2,247,182
  Accrued discounts/premiums                                                         1,469
  Realized gain (loss)                                                               3,632
  Change in unrealized appreciation (depreciation)                                 (13,960)
  Net purchases (sales)                                                           (121,900)
  Transfers in and/or out of Level 3                                              (419,193)

--------------------------------------------------------------------------------------------
Balance as of Oct. 31, 2008                                                     $1,697,230
--------------------------------------------------------------------------------------------



HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.


--------------------------------------------------------------------------------
5 RIVERSOURCE INCOME OPPORTUNITIES FUND -- PORTFOLIO OF INVESTMENTS AT OCT. 31, 2008

                            PORTFOLIO OF INVESTMENTS

                                       FOR

                 RIVERSOURCE INFLATION PROTECTED SECURITIES FUND

                                AT OCT. 31, 2008



OCT. 31, 2008 (UNAUDITED)

(Percentages represent value of investments compared to net assets)



INVESTMENTS IN SECURITIES





BONDS (96.4%)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
U.S. GOVERNMENT OBLIGATIONS & AGENCIES
Federal Home Loan Mtge Corp
 12-14-18                            5.00%           $17,395,000          $15,802,314
Federal Natl Mtge Assn
 01-02-14                            5.13             33,430,000           32,663,450
U.S. Treasury Inflation-Indexed Bond
 04-15-10                            0.88             70,553,210(b)        66,305,914
 04-15-11                            2.38             36,429,360(b)        34,532,365
 01-15-12                            3.38             22,212,000(b)        21,773,621
 04-15-12                            2.00             24,403,480(b)        23,010,645
 07-15-12                            3.00             20,967,045(b)        20,445,091
 01-15-14                            2.00             54,715,119(b)        50,113,585
 07-15-14                            2.00             31,095,003(b)        28,428,824
 01-15-15                            1.63             43,582,810(b)        38,143,902
 01-15-16                            2.00             60,332,507(b)        53,231,498
 01-15-17                            2.38             51,501,522(b)        46,956,899
 01-15-18                            1.63             75,828,475(b,c)      65,742,752
 01-15-26                            2.00             51,335,070(b)        42,133,129
 01-15-27                            2.38             24,990,190(b)        21,621,525
 01-15-28                            1.75             28,501,048(b)        22,276,828
 04-15-28                            3.63            125,000,937(b)       128,978,904
 04-15-29                            3.88             35,774,231(b)        38,262,098
-------------------------------------------------------------------------------------
TOTAL BONDS
(Cost: $853,423,627)                                                     $750,423,344
-------------------------------------------------------------------------------------






MONEY MARKET FUND (3.1%)
                                                       SHARES                VALUE(a)
RiverSource Short-Term Cash Fund, 1.60%              24,133,340(d)        $24,133,340
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $24,133,340)                                                       $24,133,340
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $877,556,967)(e)                                                  $774,556,684
=====================================================================================



INVESTMENTS IN DERIVATIVES

FUTURES CONTRACTS OUTSTANDING AT OCT. 31, 2008


                                                  NUMBER OF                                           UNREALIZED
                                                  CONTRACTS         NOTIONAL        EXPIRATION       APPRECIATION/
CONTRACT DESCRIPTION                            LONG/(SHORT)      MARKET VALUE         DATE         (DEPRECIATION)
------------------------------------------------------------------------------------------------------------------
U.S. Treasury Note, 5-year                          (687)         $(77,808,115)      Jan. 2009         $(980,887)
U.S. Treasury Note, 10-year                         (182)          (20,580,220)      Dec. 2008           461,837
------------------------------------------------------------------------------------------------------------------
Total                                                                                                  $(519,050)
------------------------------------------------------------------------------------------------------------------



NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using procedures described in Note 1 to the financial statements in the most recent Annual Report dated July 31, 2008.

(b) Inflation-indexed bonds are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

(c) At Oct. 31, 2008, investments in securities included securities valued at $1,625,612 that were partially pledged as collateral to cover initial margin deposits on open interest rate futures contracts.

(d) Affiliated Money Market Fund -- The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The rate shown is the seven-day current annualized yield at Oct. 31, 2008.

(e) At Oct. 31, 2008, the cost of securities for federal income tax purposes was approximately $877,557,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                                              $--
Unrealized depreciation                                                     (103,000,000)

----------------------------------------------------------------------------------------
Net unrealized depreciation                                                $(103,000,000)
----------------------------------------------------------------------------------------




--------------------------------------------------------------------------------
1 RIVERSOURCE INFLATION PROTECTED SECURITIES FUND -- PORTFOLIO OF INVESTMENTS AT OCT. 31, 2008

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

FAIR VALUE MEASUREMENTS


Statement of Financial Accounting Standards No. 157 (SFAS 157) seeks to implement more uniform reporting relating to the fair valuation of securities for financial statement purposes. Mutual funds are required to implement the requirements of this standard for fiscal years beginning after Nov. 15, 2007. While uniformity of presentation is the objective of the standard, industry implementation has just begun and it is likely that there will be a range of practices utilized and it will be some period of time before industry practices become more uniform. For this reason care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

     - Level 1 -- quoted prices in active markets for identical securities

     - Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)

     - Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Note: The level assigned to a particular security and the inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table is a summary of the inputs used to value the Fund's investments as of Oct. 31, 2008:

                                                                  FAIR VALUE AT OCT. 31, 2008
                                               ----------------------------------------------------------------
                                                    LEVEL 1           LEVEL 2
                                                 QUOTED PRICES         OTHER          LEVEL 3
                                                   IN ACTIVE        SIGNIFICANT     SIGNIFICANT
                                                  MARKETS FOR       OBSERVABLE     UNOBSERVABLE
DESCRIPTION                                    IDENTICAL ASSETS       INPUTS          INPUTS           TOTAL
---------------------------------------------------------------------------------------------------------------
Investments in securities                         $24,133,340      $750,423,344         $--        $774,556,684
Other financial instruments*                         (519,050)               --          --            (519,050)

---------------------------------------------------------------------------------------------------------------
Total                                             $23,614,290      $750,423,344         $--        $774,037,634
---------------------------------------------------------------------------------------------------------------


* Other financial instruments are derivative instruments, such as futures, which are valued at the unrealized appreciation/depreciation on the instrument.


HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.


--------------------------------------------------------------------------------
2 RIVERSOURCE INFLATION PROTECTED SECURITIES FUND -- PORTFOLIO OF INVESTMENTS AT OCT. 31, 2008

                            PORTFOLIO OF INVESTMENTS

                                       FOR

                     RIVERSOURCE LIMITED DURATION BOND FUND

                                AT OCT. 31, 2008



OCT. 31, 2008 (UNAUDITED)

(Percentages represent value of investments compared to net assets)



INVESTMENTS IN SECURITIES





BONDS (101.8%)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
U.S. GOVERNMENT OBLIGATIONS & AGENCIES (17.7%)
Federal Home Loan Mtge Corp
 07-17-15                             4.38%          $3,735,000            $3,664,797
 12-14-18                             5.00            1,502,000             1,364,477
 03-15-31                             6.75              720,000               818,276
 04-16-37                             6.00              750,000               711,833
Federal Natl Mtge Assn
 01-02-14                             5.13            2,229,000             2,177,889
 04-15-15                             5.00            1,750,000             1,786,547
 11-15-30                             6.63            1,130,000             1,277,097
U.S. Treasury
 06-30-10                             2.88            1,990,000             2,035,553
 08-31-10                             2.38            1,230,000(o)          1,249,219
 10-31-10                             1.50              980,000               978,010
 12-15-10                             4.38              690,000               732,047
 09-30-13                             3.13            3,025,000             3,074,156
 08-15-18                             4.00            2,040,000             2,042,709
 02-15-26                             6.00              215,000               245,083
U.S. Treasury Inflation-Indexed Bond
 01-15-14                             2.00            3,267,017(e)          2,992,261
 01-15-15                             1.63            5,278,592(e)          4,619,851
                                                                          -----------
Total                                                                      29,769,805
-------------------------------------------------------------------------------------


ASSET-BACKED (2.1%)
AmeriCredit Automobile Receivables Trust
 Series 2007-DF Cl A3A (FSA)
 07-06-12                             5.49              325,000(k)            308,191
Capital Auto Receivables Asset Trust
 Series 2006-SN1A Cl A4B
 03-20-10                             4.39              500,000(d,j)          492,478
Capital Auto Receivables Asset Trust
 Series 2006-SN1A Cl D
 04-20-11                             6.15              225,000(d)            206,740
Countrywide Asset-backed Ctfs
 Series 2005-10 Cl AF6
 02-25-36                             4.92              104,603                86,353
Countrywide Asset-backed Ctfs
 Series 2006-15 Cl A3
 10-25-46                             5.69              275,000               205,316
Countrywide Asset-backed Ctfs
 Series 2006-4 Cl 1A1M
 07-25-36                             3.52              105,006(j)             87,205
Countrywide Asset-backed Ctfs
 Series 2007-7 Cl 2A2
 10-25-37                             3.42              500,000(j)            392,032
Dunkin Securitization
 Series 2006-1 Cl A2 (AMBAC)
 06-20-31                             5.78              575,000(d,k)          483,242
MASTR Asset Backed Securities Trust
 Series 2006-HE1 Cl A2
 01-25-36                             3.40                9,344(j)              9,298
Natl Collegiate Student Loan Trust
 Collateralized Mtge Obligation
 Interest Only
 Series 2006-2 Cl AIO
 08-25-11                             6.00              600,000(h)             76,018
Natl Collegiate Student Loan Trust
 Collateralized Mtge Obligation
 Interest Only
 Series 2006-3 Cl AIO
 01-25-12                             5.88              700,000(h)            133,984
Natl Collegiate Student Loan Trust
 Collateralized Mtge Obligation
 Interest Only
 Series 2007-2 Cl AIO
 07-25-12                            50.00              300,000(h)             25,860
Renaissance Home Equity Loan Trust
 Series 2005-4 Cl A3
 02-25-36                             5.57              215,685               209,358
Renaissance Home Equity Loan Trust
 Series 2007-2 Cl M4
 06-25-37                             6.31               75,000(n)              7,090
Renaissance Home Equity Loan Trust
 Series 2007-2 Cl M5
 06-25-37                             6.66               50,000(n)              3,655
Renaissance Home Equity Loan Trust
 Series 2007-2 Cl M6
 06-25-37                             7.01               70,000(n)              4,252
Residential Asset Securities
 Series 2007-KS3 Cl AI2
 04-25-37                             3.44              750,000(j)            657,193
SBA CMBS Trust
 Series 2006-1A Cl B
 11-15-36                             5.45              225,000(d)            209,232
                                                                          -----------
Total                                                                       3,597,497
-------------------------------------------------------------------------------------


COMMERCIAL MORTGAGE-BACKED (9.0%)(F)
Banc of America Commercial Mtge
 Series 2007-1 Cl A3
 01-15-49                             5.45              675,000               534,309
Bear Stearns Commercial Mtge Securities
 Series 2004-PWR5 Cl A3
 07-11-42                             4.57              350,000               322,130
Bear Stearns Commercial Mtge Securities
 Series 2007-T26 Cl A4
 01-12-45                             5.47              325,000               248,968
CDC Commercial Mtge Trust
 Series 2002-FX1 Cl A2
 11-15-30                             5.68              350,000               333,988
Citigroup Commercial Mtge Trust
 Series 2006-C5 Cl A4
 10-15-49                             5.43              150,000               114,215
Citigroup Commercial Mtge Trust
 Series 2007-C6 Cl A4
 12-10-49                             5.89              600,000               455,818
Citigroup/Deutsche Bank Commercial Mtge Trust
 Series 2005-CD1 Cl ASB
 07-15-44                             5.40              175,000               148,335
Commercial Mtge Acceptance
 Series 1999-C1 Cl A2
 06-15-31                             7.03              259,040               257,943
Commercial Mtge Pass-Through Ctfs
 Series 2006-CN2A Cl BFL
 02-05-19                             4.36              150,000(d,j)          135,058
Credit Suisse Mtge Capital Ctfs
 Series 2007-C3 Cl A4
 06-15-39                             5.91              300,000               226,084
CS First Boston Mtge Securities
 Series 2001-CP4 Cl A4
 12-15-35                             6.18              425,000               409,074
CS First Boston Mtge Securities
 Series 2003-CPN1 Cl A2
 03-15-35                             4.60              175,000               151,810
CS First Boston Mtge Securities
 Series 2004-C2 Cl A1
 05-15-36                             3.82               75,474                69,557
Federal Natl Mtge Assn #386558
 10-01-10                             4.85              465,581               468,902
Federal Natl Mtge Assn #735029
 09-01-13                             5.32              355,114               354,932
GE Capital Commercial Mtge
 Series 2005-C1 Cl A5
 06-10-48                             4.77              400,000               320,770
General Electric Capital Assurance
 Series 2003-1 Cl A3
 05-12-35                             4.77              116,867(d)            115,515
General Electric Capital Assurance
 Series 2003-1 Cl A4
 05-12-35                             5.25              150,000(d)            134,451


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
1 RIVERSOURCE LIMITED DURATION BOND FUND -- PORTFOLIO OF INVESTMENTS AT OCT. 31, 2008

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
COMMERCIAL MORTGAGE-BACKED (CONT.)
Greenwich Capital Commercial Funding
 Series 2004-GG1 Cl A5
 06-10-36                             4.88%            $175,000              $163,617
Greenwich Capital Commercial Funding
 Series 2007-GG9 Cl A4
 03-10-39                             5.44            2,105,000             1,569,584
GS Mtge Securities II
 Series 2006-GG6 Cl A4
 04-10-38                             5.55              375,000               298,203
GS Mtge Securities II
 Series 2007-EOP Cl J
 03-06-20                             4.89              350,000(d,j)          271,894
GS Mtge Securities II
 Series 2007-GG10 Cl F
 08-10-45                             5.99              225,000                84,164
JPMorgan Chase Commercial Mtge Securities
 Series 2003-LN1 Cl A1
 10-15-37                             4.13              202,505               183,088
JPMorgan Chase Commercial Mtge Securities
 Series 2003-ML1A Cl A1
 03-12-39                             3.97               86,498                78,501
JPMorgan Chase Commercial Mtge Securities
 Series 2003-ML1A Cl A2
 03-12-39                             4.77              375,000               325,753
JPMorgan Chase Commercial Mtge Securities
 Series 2004-C2 Cl A2
 05-15-41                             5.08              350,000               324,240
JPMorgan Chase Commercial Mtge Securities
 Series 2004-CBX Cl A3
 01-12-37                             4.18              150,000               145,165
JPMorgan Chase Commercial Mtge Securities
 Series 2004-LN2 Cl A1
 07-15-41                             4.48              441,052               408,597
JPMorgan Chase Commercial Mtge Securities
 Series 2005-LDP4 Cl AM
 10-15-42                             5.00              625,000               446,187
JPMorgan Chase Commercial Mtge Securities
 Series 2006-LDP6 Cl ASB
 04-15-43                             5.49              450,000               374,850
JPMorgan Chase Commercial Mtge Securities
 Series 2007-CB20 Cl A4
 02-12-51                             5.79              300,000               222,836
JPMorgan Chase Commercial Mtge Securities
 Series 2007-CB20 Cl AM
 02-12-51                             6.11              550,000               326,304
JPMorgan Chase Commercial Mtge Securities
 Series 2007-CB20 Cl E
 02-12-51                             6.40              225,000(d)             87,765
LB-UBS Commercial Mtge Trust
 Series 2004-C2 Cl A3
 03-15-29                             3.97              250,000               225,576
LB-UBS Commercial Mtge Trust
 Series 2006-C4 Cl AAB
 06-15-32                             6.06              275,000               227,988
LB-UBS Commercial Mtge Trust
 Series 2006-C6 Cl A4
 09-15-39                             5.37              250,000               191,739
LB-UBS Commercial Mtge Trust
 Series 2007-C1 Cl A4
 02-15-40                             5.42              275,000               205,557
LB-UBS Commercial Mtge Trust
 Series 2007-C7 Cl A3
 09-15-45                             5.87              350,000               265,379
LB-UBS Commercial Mtge Trust
 Series 2008-C1 Cl A1
 04-15-41                             5.61               47,416                44,806
LB-UBS Commercial Mtge Trust
 Series 2008-C1 Cl A2
 04-15-41                             6.32              225,000               164,971
Merrill Lynch Mtge Trust
 Series 2008-C1 Cl A1
 02-12-51                             4.71              117,998               110,559
Morgan Stanley Capital I
 Series 2003-T11 Cl A2
 06-13-41                             4.34              108,743               105,711
Morgan Stanley Capital I
 Series 2004-HQ4 Cl A5
 04-14-40                             4.59              300,000               272,016
Morgan Stanley Capital I
 Series 2007-IQ15 Cl A4
 06-11-49                             6.08              300,000               236,625
TIAA Seasoned Commercial Mtge Trust
 Series 2007-C4 Cl A3
 08-15-39                             6.09              475,000               400,469
Wachovia Bank Commercial Mtge Trust
 Series 2003-C7 Cl A2
 10-15-35                             5.08              775,000(d)            667,504
Wachovia Bank Commercial Mtge Trust
 Series 2005-C20 Cl A5
 07-15-42                             5.09              325,000               292,312
Wachovia Bank Commercial Mtge Trust
 Series 2006-C24 Cl A3
 03-15-45                             5.56            1,375,000             1,049,255
Wachovia Bank Commercial Mtge Trust
 Series 2006-C27 Cl APB
 07-15-45                             5.73              275,000               232,991
Wachovia Bank Commercial Mtge Trust
 Series 2006-C29 Cl A4
 11-15-48                             5.31               75,000                55,688
Wachovia Bank Commercial Mtge Trust
 Series 2006-C29 Cl AM
 11-15-48                             5.34              535,000               339,119
                                                                          -----------
Total                                                                      15,200,872
-------------------------------------------------------------------------------------


MORTGAGE-BACKED (50.6%)(F,Q)
Adjustable Rate Mtge Trust
 Collateralized Mtge Obligation
 Series 2005-12 Cl 2A1
 03-25-36                             5.67              428,892(i)            308,263
Adjustable Rate Mtge Trust
 Collateralized Mtge Obligation
 Series 2006-1 Cl 2A1
 03-25-36                             5.91              495,179(i)            319,745
Adjustable Rate Mtge Trust
 Collateralized Mtge Obligation
 Series 2007-1 Cl 3A21
 03-25-37                             6.18              321,989(i)            238,732
Banc of America Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2003-11 Cl 1A1
 01-25-34                             6.00              137,346               109,412
Banc of America Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2006-9 Cl 1CB1
 01-25-37                             6.00              814,440               549,843
Banc of America Funding
 Collateralized Mtge Obligation
 Series 2006-2 Cl N1
 11-25-46                             7.25               28,608(d,l)            3,719
Banc of America Funding
 Collateralized Mtge Obligation
 Series 2006-A Cl 3A2
 02-20-36                             5.85              346,458(i)            255,102
Barclays Capital LLC Trust
 Collateralized Mtge Obligation
 Series 2007-AA4 Cl 11A1
 06-25-47                             6.20              257,762(i)            188,051
Bear Stearns Adjustable Rate Mtge Trust
 Collateralized Mtge Obligation
 Series 2005-8 Cl A4
 08-25-35                             5.09              350,000(d,i)          304,362
Bear Stearns Adjustable Rate Mtge Trust
 Collateralized Mtge Obligation
 Series 2007-5 Cl 3A1
 08-25-47                             5.98              651,685(i)            480,062
ChaseFlex Trust
 Collateralized Mtge Obligation
 Series 2005-2 Cl 2A2
 06-25-35                             6.50              253,770               219,115
Citicorp Mtge Securities
 Collateralized Mtge Obligation
 Series 2005-5 Cl 3A1
 08-25-35                             5.00              413,411               322,848
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Interest Only
 Series 2007-8CB Cl A13
 05-25-37                             7.73              279,033(h)             39,629
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2003-11T1 Cl A1
 07-25-18                             4.75              130,748               121,269
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2003-20CB Cl 1A1
 10-25-33                             5.50              961,304               763,110
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2005-54CB Cl 2A3
 11-25-35                             5.50              270,979               238,963
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2005-54CB Cl 3A7
 11-25-35                             5.50              266,127               235,901
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2005-6CB Cl 1A1
 04-25-35                             7.50              241,860               222,892
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2005-85CB Cl 2A2
 02-25-36                             5.50              637,679               553,142


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
2 RIVERSOURCE LIMITED DURATION BOND FUND -- PORTFOLIO OF INVESTMENTS AT OCT. 31, 2008

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
MORTGAGE-BACKED (CONT.)
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2006-22R Cl 1A2
 05-25-36                             6.00%            $434,691              $394,332
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2006-2CB Cl A11
 03-25-36                             6.00              553,095               348,104
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2006-31CB Cl A16
 11-25-36                             6.00              251,250               209,821
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2006-43CB Cl 1A4
 02-25-37                             6.00              552,060               494,663
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2007-22 Cl 2A16
 09-25-37                             6.50              900,197               606,227
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2007-25 Cl 1A1
 11-25-37                             6.50              899,363               610,056
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2007-OH3 Cl A3
 09-25-47                             3.76              756,109(j)            220,440
Countrywide Home Loans
 Collateralized Mtge Obligation
 Series 2005-27 Cl 2A1
 12-25-35                             5.50              849,458               687,066
Countrywide Home Loans
 Collateralized Mtge Obligation
 Series 2005-HYB1 Cl 6A1
 03-25-35                             5.11              675,601(i)            493,328
Countrywide Home Loans
 Collateralized Mtge Obligation
 Series 2005-HYB8 Cl 4A1
 12-20-35                             5.56              645,712(i)            437,478
Countrywide Home Loans
 Collateralized Mtge Obligation
 Series 2005-R2 Cl 2A1
 06-25-35                             7.00              303,464(d)            275,313
Countrywide Home Loans
 Collateralized Mtge Obligation
 Series 2006-HYB1 Cl 1A1
 03-20-36                             5.33              278,079(i)            161,562
Countrywide Home Loans
 Collateralized Mtge Obligation
 Series 2007-HY3 Cl 4A1
 06-25-47                             6.00              510,188(i)            414,428
Downey Savings & Loan Assn Mtge Loan Trust
 Collateralized Mtge Obligation
 Interest Only
 Series 2005-AR5 Cl X1
 08-19-45                            15.32            1,400,508(h)              2,199
Federal Home Loan Mtge Corp
 11-01-38                             6.00            2,000,000(g)          1,996,250
Federal Home Loan Mtge Corp #1B3592
 09-01-37                             6.00              282,139(i)            286,701
Federal Home Loan Mtge Corp #A10892
 07-01-33                             6.00              134,659               135,172
Federal Home Loan Mtge Corp #A12692
 10-01-32                             6.00              108,657               109,521
Federal Home Loan Mtge Corp #A13092
 09-01-33                             5.00            1,029,295               976,372
Federal Home Loan Mtge Corp #A13854
 09-01-33                             6.00              184,693               185,653
Federal Home Loan Mtge Corp #A28602
 11-01-34                             6.50              840,689               855,191
Federal Home Loan Mtge Corp #B11835
 01-01-19                             5.50              706,807               707,637
Federal Home Loan Mtge Corp #C77372
 03-01-33                             6.00              300,619               302,267
Federal Home Loan Mtge Corp #D96300
 10-01-23                             5.50              292,381               288,401
Federal Home Loan Mtge Corp #E74288
 12-01-13                             6.00              107,293               107,998
Federal Home Loan Mtge Corp #E96941
 06-01-18                             4.50              115,578               110,818
Federal Home Loan Mtge Corp #E99684
 10-01-18                             5.00              234,016               230,702
Federal Home Loan Mtge Corp #G01864
 01-01-34                             5.00              468,792               444,688
Federal Home Loan Mtge Corp #G02757
 06-01-36                             5.00            1,491,825             1,413,256
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Interest Only
 Series 237 Cl IO
 05-15-36                             6.60              178,257(h)             42,698
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Interest Only
 Series 2795 Cl IY
 07-15-17                            27.74              163,177(h)             11,689
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Interest Only
 Series 2817 Cl SA
 06-15-32                            45.20              297,918(h)             36,331
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Series 2576 Cl KJ
 02-15-33                             5.50              131,071               132,191
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Series 2641 Cl KC
 01-15-18                             6.50              154,184               159,406
Federal Natl Mtge Assn
 11-01-23                             5.00              475,000(g)            464,313
 11-01-38                             5.00            2,150,000(g)          2,036,454
 11-01-38                             5.50            8,150,000(g)          7,961,530
 11-01-38                             6.00            3,000,000(g)          2,998,125
 11-01-38                             7.00            2,500,000(g)          2,581,250
 12-01-38                             5.50            2,750,000(g)          2,682,108
Federal Natl Mtge Assn #252440
 05-01-29                             7.00              336,615               348,872
Federal Natl Mtge Assn #254684
 03-01-18                             5.00            1,038,249(o)          1,023,392
Federal Natl Mtge Assn #254916
 09-01-23                             5.50              247,240               243,605
Federal Natl Mtge Assn #255408
 09-01-24                             5.50              856,956               838,813
Federal Natl Mtge Assn #255788
 06-01-15                             5.50              477,262               488,327
Federal Natl Mtge Assn #440730
 12-01-28                             6.00              156,201               158,047
Federal Natl Mtge Assn #493945
 04-01-29                             6.50               91,929(o)             94,015
Federal Natl Mtge Assn #518159
 09-01-14                             7.00              332,461               350,970
Federal Natl Mtge Assn #545216
 03-01-09                             5.91               41,510                41,395
Federal Natl Mtge Assn #545869
 07-01-32                             6.50               67,562(o)             69,370
Federal Natl Mtge Assn #555340
 04-01-33                             5.50              383,743(o)            376,540
Federal Natl Mtge Assn #555528
 04-01-33                             6.00              827,338               830,139
Federal Natl Mtge Assn #555734
 07-01-23                             5.00              110,917               106,606
Federal Natl Mtge Assn #555794
 09-01-28                             7.50               71,873                75,885
Federal Natl Mtge Assn #582154
 05-01-31                             6.50               93,095(o)             95,137
Federal Natl Mtge Assn #597374
 09-01-31                             7.00               96,490               100,529
Federal Natl Mtge Assn #611831
 02-01-31                             7.50               35,616                37,493
Federal Natl Mtge Assn #643381
 06-01-17                             6.00              151,789               153,532
Federal Natl Mtge Assn #646147
 06-01-32                             7.00              631,998               658,244
Federal Natl Mtge Assn #649876
 08-01-32                             6.50               79,613                81,655
Federal Natl Mtge Assn #650009
 09-01-31                             7.50               57,865                60,915
Federal Natl Mtge Assn #654208
 10-01-32                             6.50              197,841               201,872
Federal Natl Mtge Assn #655679
 08-01-32                             6.50              124,379               126,914
Federal Natl Mtge Assn #661815
 10-01-32                             6.00              118,860               119,655
Federal Natl Mtge Assn #662061
 09-01-32                             6.50              873,850               891,654
Federal Natl Mtge Assn #677089
 01-01-33                             5.50              634,081               621,367
Federal Natl Mtge Assn #678028
 09-01-17                             6.00              122,000               123,402
Federal Natl Mtge Assn #683100
 02-01-18                             5.50              167,658               168,478
Federal Natl Mtge Assn #683116
 02-01-33                             6.00              469,605               471,195
Federal Natl Mtge Assn #689093
 07-01-28                             5.50              108,845               107,291
Federal Natl Mtge Assn #708959
 06-01-18                             4.50              432,861               415,980
Federal Natl Mtge Assn #709093
 06-01-33                             6.00              143,666               144,017


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
3 RIVERSOURCE LIMITED DURATION BOND FUND -- PORTFOLIO OF INVESTMENTS AT OCT. 31, 2008

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
MORTGAGE-BACKED (CONT.)
Federal Natl Mtge Assn #710780
 05-01-33                             6.00%            $398,144              $399,119
Federal Natl Mtge Assn #711224
 06-01-33                             5.50               57,364                56,178
Federal Natl Mtge Assn #711501
 05-01-33                             5.50              137,220               134,936
Federal Natl Mtge Assn #711503
 06-01-33                             5.50              112,371               110,467
Federal Natl Mtge Assn #724867
 06-01-18                             5.00              196,423               194,048
Federal Natl Mtge Assn #725424
 04-01-34                             5.50            3,415,703(o)          3,345,077
Federal Natl Mtge Assn #725425
 04-01-34                             5.50            1,205,808             1,180,894
Federal Natl Mtge Assn #725431
 08-01-15                             5.50              156,938               157,956
Federal Natl Mtge Assn #725684
 05-01-18                             6.00              294,160               297,432
Federal Natl Mtge Assn #725773
 09-01-34                             5.50            1,542,615             1,509,754
Federal Natl Mtge Assn #726940
 08-01-23                             5.50              143,962               143,876
Federal Natl Mtge Assn #735212
 12-01-34                             5.00            1,191,291             1,130,411
Federal Natl Mtge Assn #735224
 02-01-35                             5.50            1,910,228             1,870,730
Federal Natl Mtge Assn #735578
 06-01-35                             5.00            1,213,559             1,150,783
Federal Natl Mtge Assn #735841
 11-01-19                             4.50              525,320               502,863
Federal Natl Mtge Assn #743347
 10-01-33                             6.00              125,920               126,634
Federal Natl Mtge Assn #743579
 11-01-33                             5.50              617,722               604,950
Federal Natl Mtge Assn #747339
 10-01-23                             5.50              390,807               390,424
Federal Natl Mtge Assn #753074
 12-01-28                             5.50              189,838               187,128
Federal Natl Mtge Assn #755056
 12-01-23                             5.50              557,936               549,732
Federal Natl Mtge Assn #757581
 01-01-19                             5.50              610,132               611,802
Federal Natl Mtge Assn #759330
 01-01-19                             6.50              321,493               329,059
Federal Natl Mtge Assn #763754
 02-01-29                             5.50              223,316               219,746
Federal Natl Mtge Assn #766641
 03-01-34                             5.00              849,499               806,086
Federal Natl Mtge Assn #768117
 08-01-34                             5.44              141,750(i)            142,545
Federal Natl Mtge Assn #779676
 06-01-34                             5.00            1,226,709             1,164,019
Federal Natl Mtge Assn #829227
 08-01-35                             6.00            1,217,748             1,218,066
Federal Natl Mtge Assn #831809
 09-01-36                             6.00            2,794,674(o)          2,794,965
Federal Natl Mtge Assn #869867
 04-01-21                             5.50            1,054,218             1,052,161
Federal Natl Mtge Assn #881629
 02-01-36                             5.50            1,089,115             1,057,122
Federal Natl Mtge Assn #885827
 06-01-36                             6.50              702,925               714,998
Federal Natl Mtge Assn #887648
 07-01-36                             5.92              865,602(i)            875,657
Federal Natl Mtge Assn #974740
 04-01-23                             6.00            1,009,924             1,017,738
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 2003-119 Cl GI
 12-25-33                             7.32              271,133(h)             60,865
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 2003-63 Cl IP
 07-25-33                             7.52              673,889(h)            169,944
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 2003-71 Cl IM
 12-25-31                             9.86              226,574(h)             34,164
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 2004-84 Cl GI
 12-25-22                            15.72              133,095(h)             16,387
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 367 Cl 2
 01-01-36                            12.50              994,741(h)            238,566
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 379 Cl 2
 05-01-37                             6.52            1,057,866(h)            255,954
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Series 2003-133 Cl GB
 12-25-26                             8.00               56,182                59,629
Govt Natl Mtge Assn
 11-01-38                             5.50            1,000,000(g)            979,065
 11-01-38                             6.00            1,000,000(g)          1,000,000
Govt Natl Mtge Assn #567717
 06-15-32                             7.50               22,965                24,152
Govt Natl Mtge Assn #604708
 10-15-33                             5.50              221,789               218,064
Harborview Mtge Loan Trust
 Collateralized Mtge Obligation
 Series 2005-12 Cl 2A11
 10-19-35                             4.66              370,219(i)            224,855
Harborview Mtge Loan Trust
 Collateralized Mtge Obligation
 Series 2005-16 Cl 3A1B
 01-19-36                             4.62              288,123(i)            124,199
IndyMac Index Mtge Loan Trust
 Collateralized Mtge Obligation
 Interest Only
 Series 2005-AR8 Cl AX1
 04-25-35                             4.82            3,373,469(h,r)               --
Lehman XS Trust
 Collateralized Mtge Obligation
 Series 2007-5H Cl 1A1
 05-25-37                             6.50              800,947               515,360
MASTR Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2004-2 Cl 4A1
 02-25-19                             5.00              265,804               241,217
MASTR Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2004-4 Cl 2A1
 05-25-34                             6.00              156,318               139,036
MASTR Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2004-7 Cl 8A1
 08-25-19                             5.00              160,629               146,564
MASTR Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2004-8 Cl 7A1
 09-25-19                             5.00              229,317               206,803
MASTR Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2005-3 Cl 1A2
 04-25-35                             5.50              800,000               625,657
Morgan Stanley Mtge Loan Trust
 Collateralized Mtge Obligation
 Series 2007-12 Cl 3A22
 08-25-37                             6.00              916,872               749,970
Residential Accredit Loans
 Collateralized Mtge Obligation
 Series 2006-QS3 Cl 1A10
 03-25-36                             6.00              335,688               282,747
Structured Asset Securities
 Collateralized Mtge Obligation
 Series 2003-33H Cl 1A1
 10-25-33                             5.50              456,223               378,130
Washington Mutual Mtge Pass-Through Ctfs
 Collateralized Mtge Obligation
 Series 2005-AR14 Cl 2A1
 12-25-35                             5.29              249,118(i)            209,139
Washington Mutual Mtge Pass-Through Ctfs
 Collateralized Mtge Obligation
 Series 2006-AR10 Cl 1A1
 09-25-36                             5.93              246,554(i)            174,977
Wells Fargo Mtge Backed Securities Trust
 Collateralized Mtge Obligation
 Series 2005-10 Cl A1
 10-25-35                             5.00            1,559,958             1,340,980
Wells Fargo Mtge Backed Securities Trust
 Collateralized Mtge Obligation
 Series 2005-5 Cl 2A1
 05-25-35                             5.50              552,068               484,267
Wells Fargo Mtge Backed Securities Trust
 Collateralized Mtge Obligation
 Series 2006-AR6 Cl 5A1
 03-25-36                             5.11              533,727(i)            463,959
Wells Fargo Mtge Backed Securities Trust
 Collateralized Mtge Obligation
 Series 2007-11 Cl A68
 08-25-37                             6.00              919,343               707,649


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
4 RIVERSOURCE LIMITED DURATION BOND FUND -- PORTFOLIO OF INVESTMENTS AT OCT. 31, 2008

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
MORTGAGE-BACKED (CONT.)
Wells Fargo Mtge Backed Securities Trust
 Collateralized Mtge Obligation
 Series 2007-14 Cl 1A2
 10-25-37                             6.00%            $455,302              $291,447
Wells Fargo Mtge Backed Securities Trust
 Collateralized Mtge Obligation
 Series 2007-15 Cl A1
 11-25-37                             6.00              904,210               732,516
Wells Fargo Mtge Backed Securities Trust
 Collateralized Mtge Obligation
 Series 2007-AR9 Cl A2
 12-28-37                             6.39              454,882(i)            221,274
                                                                          -----------
Total                                                                      85,076,097
-------------------------------------------------------------------------------------


BANKING (1.5%)
Bank of America
 Sr Unsecured
 05-01-18                             5.65            1,025,000               884,199
Citigroup
 Sr Unsecured
 02-14-11                             5.13              140,000               132,674
 04-11-13                             5.50              735,000               672,327
 05-15-18                             6.13              340,000               291,273
Credit Suisse New York
 Sub Nts
 02-15-18                             6.00              235,000               180,410
Manufacturers & Traders Trust
 Sub Nts
 12-01-21                             5.63              615,000               438,077
                                                                          -----------
Total                                                                       2,598,960
-------------------------------------------------------------------------------------


BROKERAGE (0.3%)
Lehman Brothers Holdings
 Sr Unsecured
 05-02-18                             6.88               45,000(b,g,m)          5,850
 05-02-18                             6.88              395,000(b,m)           51,350
Merrill Lynch & Co
 04-25-18                             6.88              255,000               227,359
Morgan Stanley
 Sr Unsecured
 04-01-18                             6.63              185,000               153,916
                                                                          -----------
Total                                                                         438,475
-------------------------------------------------------------------------------------


CONSUMER PRODUCTS (0.5%)
Clorox
 Sr Unsecured
 10-15-12                             5.45              370,000               344,843
 03-01-13                             5.00              625,000               567,710
                                                                          -----------
Total                                                                         912,553
-------------------------------------------------------------------------------------


DIVERSIFIED MANUFACTURING (0.2%)
Tyco Electronics Group
 10-01-12                             6.00                5,000(c)              4,705
 01-15-14                             5.95              420,000(c)            382,402
                                                                          -----------
Total                                                                         387,107
-------------------------------------------------------------------------------------


ELECTRIC (2.8%)
Consumers Energy
 1st Mtge Series H
 02-17-09                             4.80              705,000               700,541
Detroit Edison
 10-01-13                             6.40              285,000               282,997
Duke Energy Carolinas LLC
 1st Refunding Mtge
 10-01-15                             5.30              540,000               496,385
Duke Energy Carolinas LLC
 Sr Unsecured Series D
 03-01-10                             7.38              320,000               327,504
Exelon
 Sr Unsecured
 06-15-10                             4.45              580,000               549,376
FirstEnergy
 Sr Unsecured Series B
 11-15-11                             6.45              125,000               118,211
Nevada Power
 08-01-18                             6.50              345,000               293,379
Nevada Power
 Series M
 03-15-16                             5.95               75,000                63,287
NiSource Finance
 03-01-13                             6.15              185,000               151,343
Northern States Power
 Sr Unsecured
 08-01-09                             6.88               70,000                70,326
Pacific Gas & Electric
 Sr Unsecured
 10-15-18                             8.25              195,000               198,718
PacifiCorp
 1st Mtge
 09-15-13                             5.45              155,000               147,256
Portland General Electric
 03-15-10                             7.88              155,000               159,022
PPL Electric Utilities
 1st Mtge
 11-30-13                             7.13              395,000               402,511
Sierra Pacific Power
 Series M
 05-15-16                             6.00              715,000               600,078
Southern California Edison
 1st Mtge
 03-15-14                             5.75               90,000                88,694
Wisconsin Electric Power
 Sr Unsecured
 04-01-14                             6.00               90,000                90,538
                                                                          -----------
Total                                                                       4,740,166
-------------------------------------------------------------------------------------


FOOD AND BEVERAGE (1.2%)
ConAgra Foods
 Sr Unsecured
 09-15-11                             6.75              185,000               180,721
Dr Pepper Snapple Group
 Sr Nts
 05-01-18                             6.82              215,000(d)            188,238
Molson Coors Capital Finance
 09-22-10                             4.85              640,000(c)            641,071
PepsiCo
 Sr Unsecured
 11-01-18                             7.90              280,000               295,403
SABMiller
 01-15-14                             5.70              705,000(c,d)          650,527
                                                                          -----------
Total                                                                       1,955,960
-------------------------------------------------------------------------------------


GAS PIPELINES (1.4%)
CenterPoint Energy Resources
 Sr Unsecured
 02-15-11                             7.75              320,000               300,861
Colorado Interstate Gas
 Sr Unsecured
 11-15-15                             6.80              674,000               570,455
Kinder Morgan Energy Partners LP
 Sr Unsecured
 03-15-11                             6.75              110,000               106,060
Northwest Pipeline
 Sr Unsecured
 04-15-17                             5.95              300,000               244,835
Southern Natural Gas
 Sr Unsecured
 04-01-17                             5.90              370,000(d)            285,357
Transcontinental Gas Pipe Line
 Sr Unsecured
 04-15-16                             6.40              480,000               413,702
Transcontinental Gas Pipe Line
 Sr Unsecured Series B
 08-15-11                             7.00              465,000               448,329
                                                                          -----------
Total                                                                       2,369,599
-------------------------------------------------------------------------------------


HEALTH CARE (0.1%)
Cardinal Health
 Sr Unsecured
 06-15-12                             5.65              175,000               157,389
-------------------------------------------------------------------------------------


HEALTH CARE INSURANCE (0.1%)
Coventry Health Care
 Sr Unsecured
 08-15-14                             6.30              160,000               112,557
 03-15-17                             5.95               75,000                48,389
                                                                          -----------
Total                                                                         160,946
-------------------------------------------------------------------------------------


INDEPENDENT ENERGY (1.8%)
Anadarko Petroleum
 Sr Unsecured
 09-15-09                             3.22              105,000(j)             99,186
 09-15-16                             5.95              540,000               450,415
EnCana Holdings Finance
 05-01-14                             5.80               90,000(c)             79,539
EnCana
 Sr Unsecured
 11-01-11                             6.30              605,000(c)            590,455
 10-15-13                             4.75              105,000(c)             88,944
Nexen
 Sr Unsecured
 11-20-13                             5.05               55,000(c)             46,800
 05-15-37                             6.40              410,000(c)            279,653


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
5 RIVERSOURCE LIMITED DURATION BOND FUND -- PORTFOLIO OF INVESTMENTS AT OCT. 31, 2008

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
INDEPENDENT ENERGY (CONT.)
XTO Energy
 Sr Unsecured
 02-01-14                             4.90%            $515,000              $432,600
 01-31-15                             5.00              470,000               383,975
 06-30-15                             5.30              665,000               544,236
                                                                          -----------
Total                                                                       2,995,803
-------------------------------------------------------------------------------------


INTEGRATED ENERGY (0.2%)
Marathon Oil
 Sr Unsecured
 03-15-18                             5.90              330,000               256,182
-------------------------------------------------------------------------------------


LIFE INSURANCE (0.9%)
MetLife
 Sr Unsecured Series A
 08-15-18                             6.82              315,000               269,595
Metropolitan Life Global Funding I
 Sr Secured
 04-10-13                             5.13              585,000(d)            538,122
Pricoa Global Funding I
 Sr Secured
 10-18-12                             5.40              535,000(d)            475,800
Principal Life Income Funding Trusts
 Sr Secured
 12-14-12                             5.30              310,000               297,780
                                                                          -----------
Total                                                                       1,581,297
-------------------------------------------------------------------------------------


MEDIA CABLE (0.9%)
Comcast
 03-15-11                             5.50              290,000               278,227
 03-15-16                             5.90            1,230,000             1,058,505
 05-15-38                             6.40              245,000               185,111
                                                                          -----------
Total                                                                       1,521,843
-------------------------------------------------------------------------------------


MEDIA NON CABLE (2.3%)
British Sky Broadcasting Group
 02-23-09                             6.88              775,000(c)            763,973
 02-15-18                             6.10              555,000(c,d)          467,978
News America
 11-15-37                             6.65              100,000                79,206
Reed Elsevier Capital
 08-01-11                             6.75              360,000               364,227
RR Donnelley & Sons
 Sr Unsecured
 01-15-17                             6.13            1,040,000               735,952
Thomson Reuters
 08-15-09                             4.25              310,000(c)            304,029
 10-01-14                             5.70              810,000(c)            706,885
 07-15-18                             6.50              475,000(c)            399,366
                                                                          -----------
Total                                                                       3,821,616
-------------------------------------------------------------------------------------


RAILROADS (0.7%)
Burlington Northern Sante Fe
 Sr Unsecured
 01-15-15                             4.88              205,000               182,901
CSX
 Sr Unsecured
 03-15-12                             6.30              205,000               192,038
 03-15-13                             5.75              485,000               436,846
 04-01-15                             6.25              505,000               431,784
                                                                          -----------
Total                                                                       1,243,569
-------------------------------------------------------------------------------------


REITS (0.1%)
Brandywine Operating Partnership LP
 05-01-17                             5.70               95,000                55,312
ERP Operating LP
 Sr Unsecured
 06-15-17                             5.75              210,000               143,129
Simon Property Group LP
 Sr Unsecured
 12-01-16                             5.25               50,000                33,983
                                                                          -----------
Total                                                                         232,424
-------------------------------------------------------------------------------------


RETAILERS (0.5%)
Home Depot
 Sr Unsecured
 03-01-11                             5.20              100,000                92,271
Kohl's
 Sr Unsecured
 12-15-17                             6.25              170,000               133,892
Macys Retail Holdings
 07-15-09                             4.80              655,000               619,699
                                                                          -----------
Total                                                                         845,862
-------------------------------------------------------------------------------------


SUPERMARKETS (0.1%)
Kroger
 04-15-12                             6.75              110,000               106,653
-------------------------------------------------------------------------------------


TOBACCO (0.2%)
Philip Morris Intl
 Sr Unsecured
 05-16-18                             5.65              385,000               329,350
-------------------------------------------------------------------------------------


TRANSPORTATION SERVICES (0.5%)
Erac USA Finance
 10-15-17                             6.38            1,125,000(d)            785,026
-------------------------------------------------------------------------------------


WIRELESS (0.2%)
Rogers Communications
 08-15-18                             6.80              435,000(c)            381,169
-------------------------------------------------------------------------------------


WIRELINES (5.8%)
AT&T
 Sr Unsecured
 03-15-11                             6.25            1,700,000             1,673,667
 02-01-18                             5.50              895,000               754,929
Telecom Italia Capital
 11-15-13                             5.25              800,000(c)            607,229
 10-01-15                             5.25              560,000(c)            384,107
Telefonica Europe
 09-15-10                             7.75              705,000(c)            682,503
TELUS
 Sr Unsecured
 06-01-11                             8.00            2,115,000(c)          2,078,554
Verizon New York
 Sr Unsecured Series A
 04-01-12                             6.88            3,650,000             3,449,897
Verizon Pennsylvania
 Sr Unsecured Series A
 11-15-11                             5.65              130,000               122,348
                                                                          -----------
Total                                                                       9,753,234
-------------------------------------------------------------------------------------

TOTAL BONDS
(Cost: $188,290,097)                                                     $171,219,454
-------------------------------------------------------------------------------------



MUNICIPAL BONDS (0.2%)
NAME OF
ISSUER AND
TITLE OF                            COUPON           PRINCIPAL
ISSUE                                RATE              AMOUNT                VALUE(a)
TOBACCO
Tobacco Settlement Financing Corporation
 Revenue Bonds
 Series 2007A-1
 06-01-46                             6.71%            $455,000              $347,738
-------------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
(Cost: $454,955)                                                             $347,738
-------------------------------------------------------------------------------------






MONEY MARKET FUND (11.1%)
                                                       SHARES                VALUE(a)
RiverSource Short-Term Cash Fund, 1.60%              18,629,618(p)        $18,629,618
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $18,629,618)                                                       $18,629,618
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $207,374,670)(s)                                                  $190,196,810
-------------------------------------------------------------------------------------





See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
6 RIVERSOURCE LIMITED DURATION BOND FUND -- PORTFOLIO OF INVESTMENTS AT OCT. 31, 2008

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

INVESTMENTS IN DERIVATIVES

FUTURES CONTRACTS OUTSTANDING AT OCT. 31, 2008



                                                          NUMBER OF                                  UNREALIZED
                                                          CONTRACTS      NOTIONAL     EXPIRATION    APPRECIATION
CONTRACT DESCRIPTION                                    LONG (SHORT)   MARKET VALUE      DATE      (DEPRECIATION)
-----------------------------------------------------------------------------------------------------------------
U.S. Long Bond, 20-year                                      (38)       $(4,298,750)   Dec. 2008      $202,888
U.S. Treasury Note, 2-year                                    15          3,222,422    Dec. 2008        40,755
U.S. Treasury Note, 5-year                                   (94)       (10,646,234)   Dec. 2008       (53,231)
U.S. Treasury Note, 10-year                                  (59)        (6,671,610)   Dec. 2008       150,631
-----------------------------------------------------------------------------------------------------------------
Total                                                                                                 $341,043
-----------------------------------------------------------------------------------------------------------------




CREDIT DEFAULT SWAP CONTRACTS OUTSTANDING AT OCT. 31, 2008


                                     REFERENCED          BUY/SELL     PAY/RECEIVE      EXPIRATION      NOTIONAL     UNREALIZED
COUNTERPARTY                           ENTITY           PROTECTION     FIXED RATE         DATE          AMOUNT     APPRECIATION
-------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs                  Home Depot                   Buy            .50       March 20, 2011     $95,000        $4,582
Goldman Sachs                  ConAgra Foods                Buy            .18       Sept. 20, 2011     185,000         2,186
Citibank                       Reed Elsevier Capital        Buy            .26       Sept. 20, 2011      85,000         2,236
Goldman Sachs                  FirstEnergy                  Buy            .60        Dec. 20, 2011     115,000         2,689
JP Morgan Chase Bank           Kroger                       Buy            .36       March 20, 2012     110,000         1,324
JP Morgan Chase Bank           Cardinal Health              Buy           .225        June 20, 2012     175,000         2,097
Citibank                       Clorox                       Buy            .31        Dec. 20, 2012     145,000         3,337
JP Morgan Chase Bank           NiSource Finance             Buy            .55        Dec. 20, 2012     185,000        19,836
-------------------------------------------------------------------------------------------------------------------------------
Total                                                                                                                 $38,287
-------------------------------------------------------------------------------------------------------------------------------



NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using procedures described in Note 1 to the financial statements in the most recent Annual Report dated July 31, 2008.

(b) Non-income producing. For long-term debt securities, item identified is in default as to payment of interest and/or principal.

(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in U.S. dollar currency unless otherwise noted. At Oct. 31, 2008, the value of foreign securities represented 5.7% of net assets.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security may be determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Oct. 31, 2008, the value of these securities amounted to $6,778,321 or 4.0% of net assets.

(e) Inflation-indexed bonds are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

(f) Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and collateralized mortgage obligations. These securities may be issued or guaranteed by U.S. government agencies or instrumentalities, or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers and special purpose entities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(g) At Oct. 31, 2008, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $23,314,045.

(h) Interest only represents securities that entitle holders to receive only interest payments on the underlying mortgages. The yield to maturity of an interest only is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The principal amount shown is the notional amount of the underlying mortgages. Interest rate disclosed represents yield based upon the estimated timing and amount of future cash flows at Oct. 31, 2008.

(i) Adjustable rate mortgage; interest rate varies to reflect current market conditions; rate shown is the effective rate on Oct. 31, 2008.

(j) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Oct. 31, 2008.

(k) The following abbreviations are used in the portfolio security descriptions to identify the insurer of the issue:

AMBAC  --   Ambac Assurance Corporation
FSA    --   Financial Security Assurance


(l) Identifies issues considered to be illiquid as to their marketability. Information concerning such security holdings at Oct. 31, 2008, is as follows:

                                           ACQUISITION
SECURITY                                      DATES                COST
------------------------------------------------------------------------
Banc of America Funding*
  Collateralized Mtge Obligation
  Series 2006-2 Cl N1
  7.25% 2046                         11-14-06 thru 07-18-08      $28,368



     * Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended.


--------------------------------------------------------------------------------
7 RIVERSOURCE LIMITED DURATION BOND FUND -- PORTFOLIO OF INVESTMENTS AT OCT. 31, 2008

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

(m) On Sept. 15, 2008, Lehman Brothers Holdings filed a Chapter 11 bankruptcy petition.

(n) On Dec. 17, 2007, Renaissance Home Equity Loan Trust Series 2007-2 filed a Chapter 11 bankruptcy petition.

(o) At Oct. 31, 2008, investments in securities included securities valued at $757,967 that were partially pledged as collateral to cover initial margin deposits on open interest rate futures contracts.

(p) Affiliated Money Market Fund -- The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The rate shown is the seven-day current annualized yield at Oct. 31, 2008.

(q) Represents comparable securities held to satisfy future delivery requirements of the following open forward sale commitments at Oct. 31, 2008:

                                                     PRINCIPAL    SETTLEMENT     PROCEEDS
SECURITY                                               AMOUNT        DATE       RECEIVABLE      VALUE
------------------------------------------------------------------------------------------------------
Federal Natl Mtge Assn
11-01-23 4.50%                                        $325,000     11-18-08      $307,430     $309,258
11-01-23 5.50                                          550,000     11-18-08       546,219      548,281


(r)  Negligible market value.

(s) At Oct. 31, 2008, the cost of securities for federal income tax purposes was approximately $207,375,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                                         $314,000
Unrealized depreciation                                                      (17,492,000)

----------------------------------------------------------------------------------------
Net unrealized depreciation                                                 $(17,178,000)
----------------------------------------------------------------------------------------






--------------------------------------------------------------------------------
8 RIVERSOURCE LIMITED DURATION BOND FUND -- PORTFOLIO OF INVESTMENTS AT OCT. 31, 2008

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

FAIR VALUE MEASUREMENTS


Statement of Financial Accounting Standards No. 157 (SFAS 157) seeks to implement more uniform reporting relating to the fair valuation of securities for financial statement purposes. Mutual funds are required to implement the requirements of this standard for fiscal years beginning after Nov. 15, 2007. While uniformity of presentation is the objective of the standard, industry implementation has just begun and it is likely that there will be a range of practices utilized and it will be some period of time before industry practices become more uniform. For this reason care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

     - Level 1 -- quoted prices in active markets for identical securities

     - Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)

     - Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Note: The level assigned to a particular security and the inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table is a summary of the inputs used to value the Fund's investments as of Oct. 31, 2008:

                                                                  FAIR VALUE AT OCT. 31, 2008
                                               ----------------------------------------------------------------
                                                    LEVEL 1           LEVEL 2
                                                 QUOTED PRICES         OTHER          LEVEL 3
                                                   IN ACTIVE        SIGNIFICANT     SIGNIFICANT
                                                  MARKETS FOR       OBSERVABLE     UNOBSERVABLE
DESCRIPTION                                    IDENTICAL ASSETS       INPUTS          INPUTS           TOTAL
---------------------------------------------------------------------------------------------------------------
Investments in securities                         $24,934,229      $161,636,241     $3,626,340     $190,196,810
Other financial instruments*                          341,043            38,287             --          379,330

---------------------------------------------------------------------------------------------------------------
Total                                             $25,275,272      $161,674,528     $3,626,340     $190,576,140
---------------------------------------------------------------------------------------------------------------


* Other financial instruments are derivative instruments, such as futures and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following table is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

                                                                              INVESTMENTS IN
                                                                                SECURITIES
--------------------------------------------------------------------------------------------
Balance as of July 31, 2008                                                     $1,497,366
  Accrued discounts/premiums                                                       (14,775)
  Realized gain (loss)                                                               2,198
  Change in unrealized appreciation (depreciation)                                (528,243)
  Net purchases (sales)                                                           (147,025)
  Transfers in and/or out of Level 3                                             2,816,819

--------------------------------------------------------------------------------------------
Balance as of Oct. 31, 2008                                                     $3,626,340
--------------------------------------------------------------------------------------------




HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.


--------------------------------------------------------------------------------
9 RIVERSOURCE LIMITED DURATION BOND FUND -- PORTFOLIO OF INVESTMENTS AT OCT. 31, 2008

Item 2. Control and Procedures.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certification for the Registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

RiverSource Bond Series, Inc.
(Registrant)


By /s/ Patrick T. Bannigan
   ----------------------------------
   Patrick T. Bannigan
   President and Principal
   Executive Officer

Date December 30, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By /s/ Patrick T. Bannigan
   ----------------------------------
   Patrick T. Bannigan
   President and Principal
   Executive Officer

Date December 30, 2008


By /s/ Jeffrey P. Fox
   ----------------------------------
   Jeffrey P. Fox
   Treasurer and Principal
   Financial Officer

Date December 30, 2008